AB All Market Total Return Portfolio

Consolidated Portfolio of Investments

May 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 54.4%
Information Technology - 12.0%
Communications Equipment - 0.8%
Cisco Systems, Inc.	21,810	$1,134,774
F5 Networks, Inc. (a)	633	83,607
Finisar Corp. (a)	99,403	2,085,475
Juniper Networks, Inc.	23,022	566,572
Quantenna Communications, Inc. (a)	58,743	1,425,105
Telefonaktiebolaget LM Ericsson-Class B	16,023	154,168

		5,449,701

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp.-Class A	51,556	4,485,372
Hitachi Ltd.	6,300	212,140
IPG Photonics Corp. (a)	4,808	601,817

		5,299,329

IT Services - 4.4%
Accenture PLC-Class A	5,200	925,964
Akamai Technologies, Inc. (a)	8,872	668,594
Amadeus IT Group SA-Class A	10,170	775,764
Automatic Data Processing, Inc.	15,485	2,479,458
Booz Allen Hamilton Holding Corp.	25,413	1,605,339
Capgemini SE	6,340	708,774
CGI, Inc. (a)	4,511	328,813
Cognizant Technology Solutions Corp.-Class A	45,088	2,792,300
Fidelity National Information Services, Inc.	6,230	749,469
First Data Corp.-Class A (a)	78,760	2,002,079
Luxoft Holding, Inc. (a)	24,327	1,400,505
Mastercard, Inc.-Class A	28,999	7,292,958
Paychex, Inc.	18,110	1,553,657
Total System Services, Inc.	16,337	2,018,110
Visa, Inc.-Class A	24,888	4,015,181
Worldpay, Inc.-Class A (a)	17,611	2,142,202

		31,459,167

Semiconductors & Semiconductor Equipment - 1.0%
ASML Holding NV	2,730	513,934
Intel Corp.	38,981	1,716,723
Mellanox Technologies Ltd. (a)	1,637	179,710
NXP Semiconductors NV	8,310	732,610
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	30,680	1,176,578
Texas Instruments, Inc.	8,133	848,353
Versum Materials, Inc.	40,923	2,101,396

		7,269,304

Software - 4.3%
Avaya Holdings Corp. (a)	8,861	111,471
Cadence Design Systems, Inc. (a)	10,303	654,962
Check Point Software Technologies Ltd. (a)	13,550	1,494,294
Constellation Software, Inc./Canada	1,343	1,162,913
Fortinet, Inc. (a)	8,088	586,218
Intuit, Inc.	3,270	800,659
Microsoft Corp.	126,178	15,605,695

Company	Shares	U.S. $ Value
Nice Ltd. (a)	17,460	$2,437,884
Oracle Corp.	47,758	2,416,555
Oracle Corp./Japan	16,800	1,167,106
Red Hat, Inc. (a)	11,621	2,141,750
Symantec Corp.	30,279	567,126
Synopsys, Inc. (a)	5,920	689,325
Temenos AG (a)	1,250	217,482
VMware, Inc.-Class A	1,118	197,864

		30,251,304

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	19,159	3,354,166
Samsung Electronics Co., Ltd.	54,481	1,939,623

		5,293,789

		85,022,594

Financials - 8.0%
Banks - 3.0%
Banco do Brasil SA	11,500	151,958
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	93,372	136,923
Bank Leumi Le-Israel BM	107,350	719,273
Bank of America Corp.	1,531	40,725
Bank of China Ltd.-Class A	262,190	147,206
Bank of Communications Co., Ltd.-Class A	59,800	51,609
China CITIC Bank Corp., Ltd.	175,320	146,656
China Everbright Bank Co., Ltd.	245,080	136,258
China Minsheng Banking Corp., Ltd.	111,587	98,656
Chongqing Rural Commercial Bank Co., Ltd.-Class H	259,000	132,597
Citigroup, Inc.	23,764	1,476,933
Credicorp Ltd.	2,900	649,020
DBS Group Holdings Ltd.	151,000	2,672,774
DNB ASA	25,957	440,036
Fidelity Southern Corp.	37,063	1,044,065
Grupo Financiero Banorte SAB de CV-Class O	26,080	142,118
Hang Seng Bank Ltd.	30,200	758,080
Industrial Bank of Korea	10,544	122,578
JPMorgan Chase & Co.	8,698	921,640
Jyske Bank A/S	49,742	1,880,957
Mebuki Financial Group, Inc.	85,500	213,658
Royal Bank of Canada	14,900	1,119,815
SunTrust Banks, Inc.	23,344	1,400,873
TCF Financial Corp.	73,957	1,409,620
Toronto-Dominion Bank (The)	23,079	1,261,866
Wells Fargo & Co.	77,090	3,420,483
Westpac Banking Corp.	25,300	483,387

		21,179,764

Capital Markets - 2.5%
BinckBank NV	105,178	741,932
BlackRock, Inc.-Class A	1,880	781,253
Cboe Global Markets, Inc.	5,863	636,370
Charles Schwab Corp. (The)	125,370	5,216,646
China Cinda Asset Management Co., Ltd.-Class H	560,000	130,113
China Huarong Asset Management Co., Ltd. (b)	742,000	125,907

Company	Shares	U.S. $ Value
CME Group, Inc.-Class A	12,810	$2,461,057
Daiwa Securities Group, Inc.	47,100	204,879
Franklin Resources, Inc.	20,330	646,901
Intercontinental Exchange, Inc.	5,950	489,150
Julius Baer Group Ltd. (a)	63,978	2,521,908
Korea Investment Holdings Co., Ltd.	2,722	165,356
NH Investment & Securities Co., Ltd.	12,933	146,331
Partners Group Holding AG	1,060	743,033
S&P Global, Inc.	5,280	1,129,286
Singapore Exchange Ltd.	311,400	1,674,779

		17,814,901

Consumer Finance - 0.1%
Ally Financial, Inc.	23,330	673,537

Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc.-Class B (a)	13,721	2,708,800
Far East Horizon Ltd.	141,000	150,181
Investor AB-Class B	7,670	331,258
Pargesa Holding SA	6,872	508,240
Voya Financial, Inc.	8,279	421,649

		4,120,128

Insurance - 1.8%
Admiral Group PLC	18,250	474,983
Aegon NV	70,316	321,238
American Financial Group, Inc./OH	788	77,382
Athene Holding Ltd.-Class A (a)	15,141	615,482
Direct Line Insurance Group PLC	89,910	359,437
Everest Re Group Ltd.	5,884	1,457,232
Fidelity National Financial, Inc.	49,328	1,901,594
Ia Financial Corp., Inc. (a)	7,860	294,953
Japan Post Holdings Co., Ltd.	22,800	252,512
Legal & General Group PLC	45,993	149,032
Lincoln National Corp.	6,513	387,198
Marsh & McLennan Cos., Inc.	4,276	408,786
MetLife, Inc.	6,845	316,307
NN Group NV	25,390	963,824
PICC Property & Casualty Co., Ltd.-Class H	140,000	151,459
Porto Seguro SA	11,100	149,925
Poste Italiane SpA (b)	36,543	354,217
Progressive Corp. (The)	10,831	858,682
Prudential Financial, Inc.	7,478	690,818
Sampo Oyj-Class A	9,620	415,944
Stewart Information Services Corp.	35,642	1,465,955
Swiss Re AG	7,510	712,548

		12,779,508

		56,567,838

Health Care - 7.9%
Biotechnology - 1.2%
AbbVie, Inc.	3,440	263,882
Amgen, Inc.	3,583	597,286
Celgene Corp. (a)	22,669	2,126,126
Gilead Sciences, Inc.	54,110	3,368,347
Spark Therapeutics, Inc. (a)	12,383	1,349,747
United Therapeutics Corp. (a)	3,720	312,368
Vertex Pharmaceuticals, Inc. (a)	2,830	470,290

		8,488,046

Company	Shares	U.S. $ Value
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	76,174	$5,799,127
Baxter International, Inc.	9,988	733,519
Koninklijke Philips NV	35,387	1,402,376
Medtronic PLC	10,443	966,813
ResMed, Inc.	1,728	197,199
Stryker Corp.	4,260	780,602
West Pharmaceutical Services, Inc.	13,530	1,550,538

		11,430,174

Health Care Providers & Services - 1.5%
Anthem, Inc.	18,790	5,223,244
Centene Corp. (a)	12,232	706,398
Henry Schein, Inc. (a)	23,307	1,502,369
Sinopharm Group Co., Ltd.-Class H	37,600	140,934
UnitedHealth Group, Inc.	4,640	1,121,952
WellCare Health Plans, Inc. (a)	7,706	2,128,320

		10,823,217

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	8,505	570,260
IQVIA Holdings, Inc. (a)	34,215	4,648,108
Pacific Biosciences of California, Inc. (a)	154,385	1,034,379
Sartorius Stedim Biotech	2,835	392,770

		6,645,517

Pharmaceuticals - 2.6%
Astellas Pharma, Inc.	45,400	608,402
Bausch Health Cos., Inc. (a)	9,650	200,340
Bristol-Myers Squibb Co.	21,330	967,742
BTG PLC (a)	24,990	263,333
Eli Lilly & Co.	9,728	1,127,864
Horizon Therapeutics PLC (a)	1,435	34,196
Johnson & Johnson	6,977	915,034
Merck & Co., Inc.	36,038	2,854,570
Novo Nordisk A/S-Class B	30,630	1,441,396
Pfizer, Inc.	29,249	1,214,418
Roche Holding AG	14,186	3,725,981
Sanofi	5,461	441,016
UCB SA	1,158	88,529
Zoetis, Inc.	44,610	4,507,840

		18,390,661

		55,777,615

Industrials - 6.5%
Aerospace & Defense - 1.2%
Arconic, Inc.	31,999	700,778
BAE Systems PLC	88,430	505,539
Boeing Co. (The)	1,330	454,341
Harris Corp.	5,260	984,619
KeyW Holding Corp. (The) (a)	126,711	1,425,499
L3 Technologies, Inc.	9,271	2,244,138

Company	Shares	U.S. $ Value
Leonardo SpA	34,120	$377,462
Raytheon Co.	7,800	1,361,100
Spirit AeroSystems Holdings, Inc.-Class A	7,091	574,655

		8,628,131

Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	7,436	592,129
Hyundai Glovis Co., Ltd.	1,129	153,979
Panalpina Welttransport Holding AG (a)	509	108,282
SG Holdings Co., Ltd.	25,900	699,492
ZTO Express Cayman, Inc. (ADR)	10,910	196,816

		1,750,698

Airlines - 0.1%
Qantas Airways Ltd.	191,510	736,393

Building Products - 0.6%
Allegion PLC	38,422	3,728,855
Lennox International, Inc.	530	139,978
LIXIL Group Corp.	17,200	219,883

		4,088,716

Commercial Services & Supplies - 1.3%
Advanced Disposal Services, Inc. (a)	65,728	2,112,498
Copart, Inc. (a)	10,600	757,688
Republic Services, Inc.-Class A	9,100	769,769
Secom Co., Ltd.	34,600	2,952,779
Stericycle, Inc. (a)(c)	45,187	2,095,773
Toppan Printing Co., Ltd.	15,400	223,887

		8,912,394

Construction & Engineering - 0.0%
Obayashi Corp.	26,200	239,941
Willscot Corp. (d)	1,235	16,771

		256,712

Consumer Cyclical - Automotive - 0.0%
Exide Technologies (a)(e)(f)	2,460	0
Exide Technologies/Old (a)(e)(f)	1,244	0

		0

Electrical Equipment - 0.1%
Vestas Wind Systems A/S	4,540	369,608

Machinery - 1.2%
Cummins, Inc.	3,460	521,630
Dover Corp.	26,890	2,404,235
Global Brass & Copper Holdings, Inc.	32,724	1,427,748
Kone Oyj-Class B	5,231	285,007
Mitsubishi Heavy Industries Ltd.	6,900	301,662
PACCAR, Inc.	10,640	700,325
Stanley Black & Decker, Inc.	3,838	488,270
Volvo AB-Class B	23,420	326,975
WABCO Holdings, Inc. (a)	15,956	2,088,800
Weichai Power Co., Ltd.-Class H	101,000	153,609

		8,698,261

Company	Shares	U.S. $ Value
Professional Services - 1.4%
51job, Inc. (ADR) (a)	7,240	$509,334
Experian PLC	28,710	865,185
RELX PLC	129,372	3,004,833
Robert Half International, Inc.	10,090	541,429
Thomson Reuters Corp.	5,180	329,211
Verisk Analytics, Inc.-Class A	27,757	3,885,980
Wolters Kluwer NV	16,710	1,165,741

		10,301,713

Road & Rail - 0.2%
ALD SA (b)(c)	40,503	615,594
AMERCO	1,270	467,639
MTR Corp., Ltd.	26,500	161,953

		1,245,186

Trading Companies & Distributors - 0.0%
Emeco Holdings Ltd. (a)(c)	4,397	5,479

Transportation Infrastructure - 0.2%
Airports of Thailand PCL	71,900	144,834
Flughafen Zurich AG	3,445	580,731
International Container Terminal Services, Inc.	64,650	168,563
Westports Holdings Bhd	150,400	139,081
Zhejiang Expressway Co., Ltd.-Class H	142,000	148,286

		1,181,495

		46,174,786

Consumer Discretionary - 6.4%
Auto Components - 0.4%
Aptiv PLC	48,714	3,119,645
ATD New Holdings, Inc. (a)(d)(g)	2,609	83,488

		3,203,133

Automobiles - 0.0%
BAIC Motor Corp., Ltd. (b)	218,000	135,101

Diversified Consumer Services - 0.8%
H&R Block, Inc.	12,089	317,336
Laureate Education, Inc.-Class A (a)	1,615	25,937
Service Corp. International/US	102,463	4,495,052
Sotheby’s (a)	27,976	943,071

		5,781,396

Hotels, Restaurants & Leisure - 1.2%
Aristocrat Leisure Ltd.	56,010	1,126,141
Caesars Entertainment Corp. (a)(c)	5,492	48,274
Choice Hotels International, Inc.	6,499	534,803
Compass Group PLC	68,528	1,550,440
eDreams ODIGEO SA (a)	29,487	102,118
Las Vegas Sands Corp.	27,132	1,492,260
McDonald’s Corp.	6,340	1,257,032
Starbucks Corp.	33,147	2,521,161

		8,632,229

Company	Shares	U.S. $ Value
Household Durables - 0.2%
Auto Trader Group PLC (b)	92,330	$698,001
Garmin Ltd.	8,820	674,554
Hovnanian Enterprises, Inc.-Class A (a)(c)	318	3,021

		1,375,576

Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. (a)	950	1,686,317
Booking Holdings, Inc. (a)	2,122	3,514,498
eBay, Inc.	18,763	674,155
Liberty Expedia Holdings, Inc. (a)	50,908	2,098,937
Naspers Ltd.-Class N	12,534	2,825,809

		10,799,716

Media - 0.3%
Tribune Media Co.-Class A	46,153	2,136,884

Multiline Retail - 0.3%
Dollar General Corp.	10,490	1,335,167
Next PLC	6,862	500,208

		1,835,375

Specialty Retail - 1.4%
AutoZone, Inc. (a)	1,220	1,253,074
Home Depot, Inc. (The)	5,191	985,511
Home Product Center PCL	340,400	181,776
Hotel Shilla Co., Ltd.	1,420	112,836
O’Reilly Automotive, Inc. (a)	1,946	722,686
Ross Stores, Inc.	18,307	1,702,368
TJX Cos., Inc. (The)	28,820	1,449,358
Ulta Salon Cosmetics & Fragrance, Inc. (a)	10,754	3,585,169

		9,992,778

Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	2,800	799,337
Fila Korea Ltd.	520	34,048
Samsonite International SA (b)	496,500	1,018,321

		1,851,706

		45,743,894

Communication Services - 4.7%
Diversified Telecommunication Services - 1.0%
HKT Trust & HKT Ltd.-Class SS	930,000	1,466,258
Inmarsat PLC	306,851	2,112,047
Nippon Telegraph & Telephone Corp.	34,400	1,539,094
Telenor ASA	5,165	106,301
TELUS Corp.	26,640	983,922
Verizon Communications, Inc.	12,981	705,517

		6,913,139

Entertainment - 0.3%
Daiichikosho Co., Ltd.	9,200	422,340
Live Nation Entertainment, Inc. (a)(c)	10,731	652,659
Viacom, Inc.-Class B	24,595	713,993

		1,788,992

Company	Shares	U.S. $ Value
Interactive Media & Services - 2.0%
Alphabet, Inc.-Class A (a)	767	$848,685
Alphabet, Inc.-Class C (a)	8,445	9,320,155
Autohome, Inc. (ADR) (a)(c)	4,540	389,986
Facebook, Inc.-Class A (a)	20,518	3,641,330

		14,200,156

Media - 0.4%
Charter Communications, Inc.-Class A (a)	193	72,723
Clear Channel Outdoor Holdings, Inc. (a)	12,473	63,363
Comcast Corp.-Class A	66,688	2,734,208
DISH Network Corp.-Class A (a)	609	21,991
iHeartMedia, Inc.-Class A (a)(d)	288	4,680
Omnicom Group, Inc. (c)	3,570	276,175

		3,173,140

Wireless Telecommunication Services - 1.0%
China Mobile Ltd.	123,000	1,074,400
DiGi.Com Bhd	135,400	160,947
Globe Telecom, Inc.	4,160	173,064
KDDI Corp.	92,500	2,369,196
SoftBank Group Corp.	21,900	2,031,937
Sprint Corp. (a)	198,135	1,361,188
T-Mobile US, Inc. (a)	2,630	193,147

		7,363,879

		33,439,306

Consumer Staples - 2.8%
Beverages - 0.3%
Ambev SA	152,500	682,061
Coca-Cola European Partners PLC (a)	12,820	710,228
Heineken Holding NV	3,835	379,445
PepsiCo, Inc.	5,370	687,360

		2,459,094

Food & Staples Retailing - 0.7%
Casino Guichard Perrachon SA (a)(c)	5,540	210,860
Empire Co., Ltd.-Class A	12,862	296,523
Koninklijke Ahold Delhaize NV	53,564	1,201,373
Kroger Co. (The)	28,181	642,809
Metro, Inc./CN	8,680	316,798
Southeastern Grocers, Inc. Npv (d)(f)(g)	2,013	73,474
Sysco Corp.	10,410	716,416
Walmart, Inc.	14,910	1,512,470

		4,970,723

Food Products - 0.3%
Danone SA	11,432	913,179
Nestle Malaysia Bhd	4,300	150,785
Salmar ASA (c)	22,620	1,033,316

		2,097,280

Company	Shares	U.S. $ Value
Household Products - 0.5%
Clorox Co. (The)	910	$135,417
Procter & Gamble Co. (The)	22,350	2,300,039
Reckitt Benckiser Group PLC	13,689	1,098,739

		3,534,195

Personal Products - 0.5%
L’Oreal SA	4,432	1,189,017
LG Household & Health Care Ltd.	130	139,764
Unilever NV	8,400	505,625
Unilever PLC	25,167	1,535,331

		3,369,737

Tobacco - 0.5%
British American Tobacco PLC	30,714	1,066,876
Imperial Brands PLC	25,570	618,292
KT&G Corp.	1,630	138,210
Philip Morris International, Inc.	18,646	1,438,166

		3,261,544

		19,692,573

Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.	21,863	1,538,499
Berry Petroleum Corp.	9,804	105,393
CHC Group LLC (a)(e)	2,966	297
Chevron Corp.	4,667	531,338
Encana Corp.	213,271	1,123,938
Exxon Mobil Corp.	3,602	254,914
Halcon Resources Corp. (a)(c)	579	124
Inpex Corp.	23,200	186,698
K2016470219 South Africa Ltd.-Series A (a)(d)(f)(g)	465,862	0
K2016470219 South Africa Ltd.-Series B (a)(d)(f)(g)	73,623	0
Kinder Morgan, Inc./DE	32,920	656,754
LUKOIL PJSC (Sponsored ADR)	16,144	1,287,161
Marathon Petroleum Corp.	25,480	1,171,825
Paragon Litigation-Class A (d)(g)	649	528
Paragon Litigation-Class B (d)(g)	974	33,116
Peabody Energy Corp.	1,456	34,245
Phillips 66	4,400	355,520
Repsol SA	28,450	458,080
Roan Resources, Inc. (a)(c)	99	207
Royal Dutch Shell PLC-Class B	113,526	3,535,441
Snam SpA	31,920	160,316
Tervita Corp. (a)	62,228	295,118
TOTAL SA	15,584	807,993
Triangle Petroleum Corp. (a)	7,408	11
Valero Energy Corp.	5,721	402,758
Vantage Drilling International (a)(d)(g)	200	49,500

		12,989,774

Company	Shares	U.S. $ Value
Real Estate - 1.7%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Chesapeake Lodging Trust	95	$2,733
Fibra Uno Administracion SA de CV	106,481	136,207
Host Hotels & Resorts, Inc.	35,727	647,016
Kimco Realty Corp.	38,370	667,638
Lamar Advertising Co.-Class A	6,030	471,606
Link REIT	11,500	137,609
Merlin Properties Socimi SA	71,910	956,508
National Retail Properties, Inc.	5,246	280,818
Nippon Building Fund, Inc.	177	1,210,499
Stockland	101,140	310,450
Tier REIT, Inc.	63,917	1,720,646
Vornado Realty Trust	431	28,545

		6,570,275

Real Estate Management & Development - 0.8%
Agile Group Holdings Ltd.	100,000	126,216
Aroundtown SA	43,919	372,627
CBRE Group, Inc.-Class A (a)	37,762	1,725,724
Guangzhou R&F Properties Co., Ltd.-Class H (c)	74,400	140,677
HFF, Inc.-Class A	30,886	1,333,658
Jones Lang LaSalle, Inc.	4,145	515,845
Nomura Real Estate Holdings, Inc.	12,800	262,254
Vonovia SE	20,120	1,054,169

		5,531,170

		12,101,445

Materials - 1.5%
Chemicals - 1.1%
BASF SE	33,202	2,191,128
Dow, Inc. (a)	7,270	339,945
Ecolab, Inc.	13,567	2,497,549
Ingevity Corp. (a)	2	175
International Flavors & Fragrances, Inc. (c)	14,287	1,934,745
Petronas Chemicals Group Bhd	67,300	133,678
Sinopec Shanghai Petrochemical Co., Ltd.	196,390	148,611
Sinopec Shanghai Petrochemical Co., Ltd.-Class H	190,000	82,929
Sumitomo Chemical Co., Ltd.	56,200	241,518

		7,570,278

Containers & Packaging - 0.2%
Bemis Co., Inc.	28,467	1,661,049
RPC Group PLC	11,207	111,770
Westrock Co.	16	522

		1,773,341

Metals & Mining - 0.1%
Artsonig Pty Ltd. (d)(f)(g)	51,133	1,892
BHP Group Ltd.	14,390	373,925
Cia Siderurgica Nacional SA	35,500	149,637
Constellium NV-Class A (a)	8,939	73,032
Fortescue Metals Group Ltd.	58,172	323,479

Company	Shares	U.S. $ Value
Maanshan Iron & Steel Co., Ltd.-Class H (c)	314,000	$133,833
Neenah Enterprises, Inc. (a)(d)(f)(g)	10,896	11,659
Southern Copper Corp.	1,450	48,908

		1,116,365

Paper & Forest Products - 0.1%
Mondi PLC	23,409	484,560

		10,944,544

Utilities - 1.1%
Electric Utilities - 0.5%
EDP-Energias de Portugal SA	285,810	1,041,622
Enel SpA	69,460	431,986
Exelon Corp.	15,498	745,144
Manila Electric Co.	21,750	160,721
PPL Corp.	23,366	695,372
Red Electrica Corp. SA	8,980	190,334
Terna Rete Elettrica Nazionale SpA	58,022	354,447

		3,619,626

Gas Utilities - 0.1%
Korea Gas Corp.	3,720	128,740
Tokyo Gas Co., Ltd.	26,600	660,273

		789,013

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp./VA	38,565	609,327
Engie Brasil Energia SA	14,400	169,984

		779,311

Multi-Utilities - 0.2%
Ameren Corp.	8,980	658,593
Atco Ltd./Canada-Class I	8,930	307,159
CenterPoint Energy, Inc.	22,098	628,467

		1,594,219

Water Utilities - 0.2%
Guangdong Investment Ltd.	470,000	923,909

		7,706,078

Total Common Stocks (cost $352,989,927)		386,160,447

INVESTMENT COMPANIES - 6.0%
Funds and Investment Trusts - 6.0% (h)
Consumer Staples Select Sector SPDR Fund (c)	28,530	1,586,553
iShares JP Morgan USD Emerging Markets Bond ETF	6,100	670,329
iShares Russell 2000 ETF (c)	591	86,203
iShares US Technology ETF (c)	9,110	1,674,874
VanEck Vectors JP Morgan EM Local Currency Bond ETF-Class E	53,925	1,779,525
Vanguard Global ex-U.S. Real Estate ETF	295,083	16,955,469
Vanguard Real Estate ETF	229,947	19,980,095

Total Investment Companies (cost $41,139,543)		42,733,048

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 5.6%
Industrial - 4.4%
Basic - 0.4%
AK Steel Corp.
7.00%, 3/15/27	U.S.$	133	$102,494
CF Industries, Inc.
3.45%, 6/01/23		78	75,749
5.375%, 3/15/44		53	47,589
Commercial Metals Co.
5.375%, 7/15/27		140	127,978
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 2/01/26 (c)		102	102,773
Eldorado Gold Corp.
6.125%, 12/15/20 (b)		76	76,017
9.50%, 6/01/24 (b)		145	142,065
ERP Iron Ore, LLC
9.039%, 12/31/19 (a)(d)(f)(g)(i)(j)		17	17,029
Flex Acquisition Co., Inc.
7.875%, 7/15/26 (b)		148	134,319
Freeport-McMoRan, Inc.
3.55%, 3/01/22		204	199,914
3.875%, 3/15/23		186	178,389
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (b)		123	114,071
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (b)		301	318,252
Kraton Polymers LLC/Kraton Polymers Capital Corp.
5.25%, 5/15/26 (b)	EUR	100	114,594
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (a)(g)(k)(l)	U.S.$	146	1
Momentive Performance Materials, Inc.
3.88%, 10/24/21		85	95,788
8.875%, 10/15/20 (a)(e)(f)(g)		85	0
OCI NV
5.00%, 4/15/23 (b)	EUR	100	116,411
Pactiv LLC
7.95%, 12/15/25	U.S.$	16	16,365
Peabody Energy Corp.
6.00%, 3/31/22 (b)		13	12,661
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (b)		152	152,205
Sealed Air Corp.
6.875%, 7/15/33 (b)		170	184,951
SPCM SA
4.875%, 9/15/25 (b)		142	137,536
United States Steel Corp.
6.25%, 3/15/26		36	29,635
6.875%, 8/15/25 (c)		103	89,116

	Principal Amount (000)		U.S. $ Value
Valvoline, Inc.
5.50%, 7/15/24	U.S.$	17	$17,294
WR Grace & Co.-Conn
5.625%, 10/01/24 (b)		23	23,695

			2,626,891

Capital Goods - 0.3%
ARD Finance SA
7.125% (7.125% Cash or 7.875% PIK), 9/15/23 (j)		200	196,950
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
7.25%, 5/15/24 (b)		7	7,387
Ball Corp.
4.375%, 12/15/20		88	89,387
5.00%, 3/15/22		142	147,911
BBA US Holdings, Inc.
5.375%, 5/01/26 (b)		50	51,065
Bombardier, Inc.
5.75%, 3/15/22 (b)		364	362,478
7.50%, 3/15/25 (b)		22	21,418
BWAY Holding Co.
7.25%, 4/15/25 (b)(c)		140	134,919
Clean Harbors, Inc.
5.125%, 6/01/21		120	120,520
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (b)		34	32,643
Colfax Corp.
6.00%, 2/15/24 (b)		23	23,789
6.375%, 2/15/26 (b)		24	25,066
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (b)		49	49,007
GFL Environmental, Inc.
5.625%, 5/01/22 (b)(c)		157	157,413
7.00%, 6/01/26 (b)		8	7,708
8.50%, 5/01/27 (b)		83	84,782
JELD-WEN, Inc.
4.625%, 12/15/25 (b)		17	16,270
4.875%, 12/15/27 (b)		23	21,610
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22 (b)		47	48,261
Stevens Holding Co., Inc.
6.125%, 10/01/26 (b)		18	18,924
TransDigm UK Holdings PLC
6.875%, 5/15/26		265	257,712
TransDigm, Inc.
6.50%, 7/15/24		145	144,648
Triumph Group, Inc.
7.75%, 8/15/25 (c)		139	134,676

			2,154,544

	Principal Amount (000)		U.S. $ Value
Communications - Media - 0.4%
Altice Financing SA
6.625%, 2/15/23 (b)	U.S.$	162	$164,746
7.50%, 5/15/26 (b)		285	280,072
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, 2/15/23-5/01/27		271	272,780
5.25%, 9/30/22		15	15,097
5.375%, 5/01/25 (b)		30	30,421
Clear Channel Commun, Inc. Com
9.00%, 12/15/19 (d)(f)(g)		1	0
CSC Holdings LLC
5.375%, 2/01/28 (b)		200	200,508
6.625%, 10/15/25 (b)		6	6,695
10.875%, 10/15/25 (b)		236	268,238
DISH DBS Corp.
5.00%, 3/15/23 (c)		38	35,644
5.875%, 11/15/24		20	17,960
6.75%, 6/01/21		69	71,107
Gray Television, Inc.
5.125%, 10/15/24 (b)		150	150,811
5.875%, 7/15/26 (b)		85	87,290
iHeartCommunications, Inc.
6.375%, 5/01/26		12	12,420
8.375%, 5/01/27		22	22,680
Meredith Corp.
6.875%, 2/01/26		203	209,327
Netflix, Inc.
4.875%, 4/15/28		222	219,913
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (b)		43	41,598
6.875%, 2/15/23 (b)		60	60,600
RR Donnelley & Sons Co.
7.875%, 3/15/21		70	71,132
Sinclair Television Group, Inc.
5.125%, 2/15/27 (b)		150	143,067
6.125%, 10/01/22		41	41,907
TEGNA, Inc.
5.125%, 7/15/20		62	61,806
Univision Communications, Inc.
5.125%, 5/15/23-2/15/25 (b)		43	39,816
Ziggo Bond Co. BV
5.875%, 1/15/25 (b)		44	43,411
Ziggo BV
5.50%, 1/15/27 (b)		268	261,105

			2,830,151

Communications - Telecommunications - 0.5%
Altice France SA/France
7.375%, 5/01/26 (b)		450	440,158
C&W Senior Financing DAC
6.875%, 9/15/27 (b)		200	199,684
Cb Idearc, Inc.
Zero Coupon, 3/01/21 (a)(d)(f)(g)		24	0
11.25%, 3/01/21 (d)(f)(g)		1	0

	Principal Amount (000)			U.S. $ Value
CB T-Mobile USA, Inc.
6.50%, 1/15/24-1/15/26 (a)(d)(f)(g)	U.S.$	150		$0
CenturyLink, Inc.
Series S
6.45%, 6/15/21		63		65,060
Series T
5.80%, 3/15/22		93		94,025
Clear Channel Commun, Inc. Com
Zero Coupon, 6/15/18-12/15/19 (a)(d)(f)(g)		295		0
6.875%, 6/15/18** (d)(f)(g)		0	**	0
Embarq Corp.
7.995%, 6/01/36		150		139,231
Frontier Communications Corp.
7.125%, 1/15/23		155		95,944
7.625%, 4/15/24		133		76,853
7.875%, 1/15/27		31		17,584
8.75%, 4/15/22 (c)		64		44,335
11.00%, 9/15/25		208		131,503
Hughes Satellite Systems Corp.
7.625%, 6/15/21		47		49,711
Intelsat Jackson Holdings SA
5.50%, 8/01/23		268		239,797
8.00%, 2/15/24 (b)		25		25,827
8.50%, 10/15/24 (b)		58		56,480
9.50%, 9/30/22 (b)		107		123,887
9.75%, 7/15/25 (b)		147		148,232
Level 3 Financing, Inc.
5.25%, 3/15/26		164		164,233
Level 3 Parent LLC
5.75%, 12/01/22		18		18,527
Sable International Finance Ltd.
6.875%, 8/01/22 (b)		102		105,562
Sprint Capital Corp.
6.875%, 11/15/28		150		155,948
Sprint Communications, Inc.
7.00%, 3/01/20 (b)		149		152,250
Sprint Corp.
7.625%, 3/01/26		39		41,297
7.875%, 9/15/23		39		41,833
T-Mobile USA, Inc.
6.50%, 1/15/24-1/15/26		152		157,280
Telecom Italia Capital SA
6.375%, 11/15/33		136		131,969
7.20%, 7/18/36		148		150,778
7.721%, 6/04/38		68		70,347
Zayo Group LLC/Zayo Capital, Inc.
5.75%, 1/15/27 (b)		205		210,769

				3,349,104

Consumer Cyclical - Automotive - 0.3%
Allison Transmission, Inc.
5.875%, 6/01/29 (b)		54		54,462

	Principal Amount (000)		U.S. $ Value
American Axle & Manufacturing, Inc.
6.25%, 4/01/25	U.S.$	125	$120,215
6.50%, 4/01/27 (c)		39	37,014
BCD Acquisition, Inc.
9.625%, 9/15/23 (b)		245	255,615
Cooper-Standard Automotive, Inc.
5.625%, 11/15/26 (b)		106	92,436
Dana, Inc.
5.50%, 12/15/24		33	32,894
Exide Technologies
7.00%, 4/30/25 (f)(g)(j)(l)(m)		244	84,489
11.00%, 4/30/22 (g)(j)(l)+		89	70,561
IHO Verwaltungs GmbH
3.625% (3.625% Cash or 4.375% PIK), 5/15/25 (b)(j)	EUR	100	111,142
4.125% (4.125% Cash or 4.875% PIK), 9/15/21 (b)(j)	U.S.$	142	144,448
Meritor, Inc.
6.25%, 2/15/24		69	70,630
Navistar International Corp.
6.625%, 11/01/25 (b)		132	135,108
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
6.25%, 5/15/26 (b)		21	21,430
8.50%, 5/15/27 (b)		285	283,846
Tenneco, Inc.
5.00%, 7/15/26 (c)		167	127,027
Titan International, Inc.
6.50%, 11/30/23		144	123,761
Truck Hero, Inc.
8.50%, 4/21/24 (b)		122	122,349

			1,887,427

Consumer Cyclical - Entertainment - 0.0%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25 (c)		29	26,923
5.875%, 11/15/26		162	142,678
National CineMedia LLC
5.75%, 8/15/26		33	31,529

			201,130

Consumer Cyclical - Other - 0.4%
Beazer Homes USA, Inc.
5.875%, 10/15/27		88	72,073
6.75%, 3/15/25		64	59,310
8.75%, 3/15/22		155	160,698
Caesars Entertainment Corp.
5.00%, 10/01/24 (g)(m)		26	37,569
Cirsa Finance International SARL
6.25%, 12/20/23 (b)	EUR	110	130,874
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, 11/15/25 (b)	U.S.$	173	172,146

	Principal Amount (000)		U.S. $ Value
International Game Technology PLC
6.50%, 2/15/25 (b)	U.S.$	200	$211,374
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		145	130,911
10.00%, 7/15/22 (b)		199	166,119
10.50%, 7/15/24 (b)		200	152,496
KB Home
7.00%, 12/15/21		54	57,107
7.50%, 9/15/22		25	27,125
8.00%, 3/15/20		14	14,641
Marriott Ownership Resorts, Inc./ILG LLC
6.50%, 9/15/26 (b)		151	156,555
Meritage Homes Corp.
7.00%, 4/01/22		11	11,408
MGM Resorts International
5.50%, 4/15/27		117	118,289
PulteGroup, Inc.
5.00%, 1/15/27		21	21,508
6.00%, 2/15/35		130	129,331
7.875%, 6/15/32		151	176,878
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (b)		18	17,629
6.125%, 4/01/25 (b)		146	142,680
Stars Group Holdings BV/Stars Group US Co-Borrower LLC
7.00%, 7/15/26 (b)		122	125,631
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (b)		197	193,056
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625%, 3/01/24 (b)		183	183,421
Twin River Worldwide Holdings, Inc.
6.75%, 6/01/27 (b)		72	73,097

			2,741,926

Consumer Cyclical - Restaurants - 0.1%
Golden Nugget, Inc.
8.75%, 10/01/25 (b)		140	141,733
IRB Holding Corp.
6.75%, 2/15/26 (b)		247	240,870

			382,603

Consumer Cyclical - Retailers - 0.1%
JC Penney Corp., Inc.
6.375%, 10/15/36		37	9,090
L Brands, Inc.
6.875%, 11/01/35		142	124,455
7.00%, 5/01/20		106	109,461
PetSmart, Inc.
5.875%, 6/01/25 (b)		73	68,145
7.125%, 3/15/23 (b)		74	66,247

	Principal Amount (000)		U.S. $ Value
Sonic Automotive, Inc.
5.00%, 5/15/23	U.S.$	135	$132,720
6.125%, 3/15/27		47	46,045
Staples, Inc.
7.50%, 4/15/26 (b)		165	158,862
10.75%, 4/15/27 (b)(c)		66	62,972
William Carter Co. (The)
5.625%, 3/15/27 (b)		44	44,949

			822,946

Consumer Non-Cyclical - 0.5%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23		139	139,585
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (b)(c)		85	79,319
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC
5.75%, 3/15/25		60	57,609
6.625%, 6/15/24		213	215,393
Aveta, Inc.
10.50%, 3/01/21 (a)(d)(f)(g)		1,149	0
Bausch Health Americas, Inc.
8.50%, 1/31/27 (b)		19	20,059
Bausch Health Cos., Inc.
5.50%, 3/01/23 (b)		63	63,634
6.125%, 4/15/25 (b)		72	70,481
7.00%, 1/15/28 (b)		36	35,633
7.25%, 5/30/29 (b)(c)		36	35,811
9.00%, 12/15/25 (b)		36	38,775
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26 (b)		55	54,893
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		161	153,383
8.125%, 6/30/24 (b)(c)		97	72,613
DaVita, Inc.
5.00%, 5/01/25 (c)		150	141,247
Eagle Holding Co. II LLC
7.75% (7.625% Cash or 8.375% PIK), 5/15/22 (b)(j)		192	193,163
Envision Healthcare Corp.
8.75%, 10/15/26 (b)(c)		234	196,296
First Quality Finance Co., Inc.
4.625%, 5/15/21 (b)		233	232,056
Hadrian Merger Sub, Inc.
8.50%, 5/01/26 (b)(c)		98	93,139
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (b)		103	106,244
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (b)		140	140,025
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (b)(c)		38	23,958
MPH Acquisition Holdings LLC
7.125%, 6/01/24 (b)		159	158,261

	Principal Amount (000)		U.S. $ Value
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
6.625%, 5/15/22 (b)	U.S.$	58	$54,272
Post Holdings, Inc.
5.00%, 8/15/26 (b)		173	169,530
5.625%, 1/15/28 (b)		105	104,100
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.75%, 12/01/26 (b)		328	345,427
Spectrum Brands, Inc.
5.75%, 7/15/25		140	142,241
6.625%, 11/15/22		26	26,849
Sunshine Mid BV
6.50%, 5/15/26 (b)	EUR	103	116,768
Tenet Healthcare Corp.
4.50%, 4/01/21	U.S.$	47	47,893
6.75%, 6/15/23		84	83,567
8.125%, 4/01/22		169	176,439
Vizient, Inc.
6.25%, 5/15/27 (b)		25	26,169
West Street Merger Sub, Inc.
6.375%, 9/01/25 (b)		152	138,960

			3,753,792

Energy - 0.9%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.875%, 12/15/24		56	20,991
Berry Petroleum Co. LLC
6.375%, 9/15/22 (a)(d)(f)(g)		135	0
7.00%, 2/15/26 (b)		71	67,871
Bruin E&P Partners LLC
8.875%, 8/01/23 (b)		89	78,434
California Resources Corp.
5.50%, 9/15/21		39	29,484
8.00%, 12/15/22 (b)(c)		277	193,943
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23 (c)		58	53,739
8.25%, 7/15/25		169	164,180
CHC Group LLC/CHC Finance Ltd. Series AI
Zero Coupon, 10/01/20 (e)(m)		158	47,543
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25		81	87,588
Cheniere Energy Partners LP
5.25%, 10/01/25		110	111,111
Chesapeake Energy Corp.
7.00%, 10/01/24 (c)		200	179,564
8.00%, 6/15/27		149	131,865
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 5/15/25 (b)		41	36,659
Denbury Resources, Inc.
7.50%, 2/15/24 (b)(c)		104	90,224
9.25%, 3/31/22 (b)		63	60,862

	Principal Amount (000)			U.S. $ Value
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43	U.S.$	367		$216,252
7.875%, 8/15/25 (c)		43		38,539
Energy Transfer LP
7.50%, 10/15/20 (g)		0	**	368
Ensco Rowan PLC
4.50%, 10/01/24		16		11,291
5.20%, 3/15/25 (c)		220		152,624
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22		338		52,614
9.375%, 5/01/24 (b)		100		32,041
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, 6/15/24		51		48,307
6.25%, 5/15/26		159		146,978
6.50%, 10/01/25		42		39,514
6.75%, 8/01/22		26		25,953
Gulfport Energy Corp.
6.00%, 10/15/24		54		44,459
6.375%, 5/15/25-1/15/26		280		228,831
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (b)		197		202,465
HighPoint Operating Corp.
7.00%, 10/15/22		81		77,762
8.75%, 6/15/25		26		24,999
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (b)		240		237,226
Indigo Natural Resources LLC
6.875%, 2/15/26 (b)		135		121,747
Murphy Oil USA, Inc.
5.625%, 5/01/27		6		5,846
6.00%, 8/15/23		109		111,434
Nabors Industries, Inc.
5.50%, 1/15/23 (c)		146		128,346
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		227		230,666
Nine Energy Service, Inc.
8.75%, 11/01/23 (b)		68		68,031
Noble Holding International Ltd.
7.75%, 1/15/24		28		21,910
7.95%, 4/01/25		48		37,635
Parkland Fuel Corp.
6.00%, 4/01/26 (b)		142		143,918
PDC Energy, Inc.
5.75%, 5/15/26		217		202,231
QEP Resources, Inc.
5.25%, 5/01/23		60		56,127
5.375%, 10/01/22		81		77,310
Range Resources Corp.
4.875%, 5/15/25 (c)		27		23,904
5.00%, 8/15/22-3/15/23		220		207,603
5.875%, 7/01/22		13		12,871

	Principal Amount (000)		U.S. $ Value
Rowan Cos., Inc.
4.75%, 1/15/24	U.S.$	160	$118,651
5.85%, 1/15/44		86	49,521
Sanchez Energy Corp.
7.25%, 2/15/23 (b)(c)		103	88,718
SandRidge Energy, Inc.
7.50%, 2/15/23 (a)(d)(f)(g)		69	0
8.125%, 10/15/22 (a)(d)(f)(g)		113	0
SemGroup Corp.
6.375%, 3/15/25 (c)		78	74,763
7.25%, 3/15/26		70	68,750
SemGroup Corp./Rose Rock Finance Corp.
5.625%, 11/15/23		29	27,577
SM Energy Co.
5.00%, 1/15/24 (c)		176	155,100
5.625%, 6/01/25		15	13,118
6.625%, 1/15/27		98	86,227
SRC Energy, Inc.
6.25%, 12/01/25		106	98,721
Sunoco LP/Sunoco Finance Corp.
5.50%, 2/15/26		180	181,813
5.875%, 3/15/28		129	131,125
6.00%, 4/15/27 (b)		7	7,116
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23		45	44,578
5.875%, 4/15/26		92	95,138
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (b)		113	118,714
Transocean Pontus Ltd.
6.125%, 8/01/25 (b)		61	62,199
Transocean, Inc.
6.80%, 3/15/38 (c)		154	114,135
7.25%, 11/01/25 (b)		39	36,295
7.50%, 1/15/26 (b)		103	96,762
9.00%, 7/15/23 (b)		24	24,188
Vantage Drilling International
7.50%, 11/01/19 (a)(d)(f)(g)		111	0
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 4/15/23 (b)		246	179,858
Weatherford International LLC
9.875%, 3/01/25		114	55,575
Weatherford International Ltd.
9.875%, 2/15/24		50	24,592
Whiting Petroleum Corp.
5.75%, 3/15/21		38	37,571
6.25%, 4/01/23 (c)		42	40,604
6.625%, 1/15/26 (c)		54	49,410
WPX Energy, Inc.
5.75%, 6/01/26		65	64,574

			6,529,253

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.1%
Algeco Global Finance PLC
8.00%, 2/15/23 (b)	U.S.$	200	$202,630
American Builders & Contractors Supply Co., Inc.
5.75%, 12/15/23 (b)		178	183,053
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		205	206,722
7.00%, 6/15/23		28	28,681
H&E Equipment Services, Inc.
5.625%, 9/01/25		58	57,818
IAA Spinco, Inc.
5.50%, 6/15/27 (b)		31	31,449
KAR Auction Services, Inc.
5.125%, 6/01/25 (b)		62	61,284
Laureate Education, Inc.
8.25%, 5/01/25 (b)		109	117,564

			889,201

Services - 0.2%
Aptim Corp.
7.75%, 6/15/25 (b)(c)		122	95,915
APX Group, Inc.
7.875%, 12/01/22		249	230,997
8.75%, 12/01/20		54	50,297
Aramark Services, Inc.
5.00%, 2/01/28 (b)		98	97,205
5.125%, 1/15/24		16	16,478
Carlson Travel, Inc.
9.50%, 12/15/24 (b)		200	194,196
Carriage Services, Inc.
6.625%, 6/01/26 (b)		87	88,929
Monitronics International, Inc.
9.125%, 4/01/20 (a)(e)(i)		120	8,471
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/01/21 (b)		68	68,153
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (b)		104	108,888
Refinitiv US Holdings, Inc.
6.25%, 5/15/26 (b)		41	41,383
8.25%, 11/15/26 (b)		134	133,543
Sabre GLBL, Inc.
5.25%, 11/15/23 (b)		75	75,508
Team Health Holdings, Inc.
6.375%, 2/01/25 (b)(c)		50	41,638
Verscend Escrow Corp.
9.75%, 8/15/26 (b)		138	146,054

			1,397,655

Technology - 0.1%
ADT Security Corp. (The)
3.50%, 7/15/22		57	54,992

	Principal Amount (000)		U.S. $ Value
Banff Merger Sub, Inc.
9.75%, 9/01/26 (b)	U.S.$	310	$291,812
CommScope, Inc.
5.00%, 6/15/21 (b)		50	49,775
5.50%, 3/01/24 (b)		63	63,547
6.00%, 3/01/26 (b)		83	82,622
8.25%, 3/01/27 (b)(c)		106	105,222
Conduent Finance, Inc./Conduent Business Services LLC
10.50%, 12/15/24 (b)		1	964
Dell International LLC/EMC Corp.
5.875%, 6/15/21 (b)		78	79,043
Dell, Inc.
6.50%, 4/15/38		32	32,189
Infor US, Inc.
6.50%, 5/15/22		140	142,033
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (b)		188	202,586

			1,104,785

Transportation - Services - 0.1%
Hertz Corp. (The)
5.50%, 10/15/24(b)		15	12,463
7.375%, 1/15/21		260	260,325
United Rentals North America, Inc.
4.875%, 1/15/28		140	136,032
XPO Logistics, Inc.
6.125%, 9/01/23 (b)		30	29,931
6.75%, 8/15/24 (b)		200	205,806

			644,557

			31,315,965

Financial Institutions - 1.1%
Banking - 0.5%
Allied Irish Banks PLC
7.375%, 12/03/20 (b)(n)	EUR	200	239,349
Ally Financial, Inc.
4.125%, 3/30/20	U.S.$	295	295,941
8.00%, 11/01/31		116	146,751
Banco Bilbao Vizcaya Argentaria SA
5.875%, 9/24/23 (b)(n)	EUR	200	219,017
Banco de Sabadell SA
6.50%, 5/18/22 (b)(n)		200	211,412
Banco Santander SA
6.75%, 4/25/22 (b)(n)		300	357,871
Barclays PLC
7.25%, 3/15/23 (b)(n)	GBP	200	257,186
Citigroup, Inc.
5.95%, 1/30/23 (c)(n)	U.S.$	365	376,187
Citizens Financial Group, Inc. Series B
6.00%, 7/06/23 (n)		116	117,005

	Principal Amount (000)			U.S. $ Value
Credit Suisse Group AG
6.25%, 12/18/24 (b)(n)	U.S.$	200		$201,516
Credit Suisse Group AG
7.50%, 12/11/23 (b)(c)(n)		200		212,154
Goldman Sachs Group, Inc. (The) Series P
5.00%, 11/10/22 (n)		210		197,778
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (n)		0	**	467
Societe Generale SA
7.375%, 9/13/21 (b)(n)		200		205,418
8.00%, 9/29/25 (b)(n)		200		214,334
UniCredit SpA
9.25%, 6/03/22 (b)(n)	EUR	200		240,987

				3,493,373

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (a)(d)(g)(k)	U.S.$	1,030		17,606
LPL Holdings, Inc.
5.75%, 9/15/25 (b)		199		200,530

				218,136

Finance - 0.2%
CNG Holdings, Inc.
12.50%, 6/15/24 (b)		93		89,813
Compass Group Diversified Holdings LLC
8.00%, 5/01/26 (b)		105		109,577
Curo Group Holdings Corp.
8.25%, 9/01/25 (b)		207		173,044
Enova International, Inc.
8.50%, 9/01/24-9/15/25 (b)		190		179,244
goeasy Ltd.
7.875%, 11/01/22 (b)		62		64,917
Lincoln Financing SARL
3.625%, 4/01/24 (b)	EUR	103		112,399
Navient Corp.
5.00%, 10/26/20	U.S.$	115		116,045
5.50%, 1/25/23		194		193,713
5.875%, 3/25/21		1		1,447
6.50%, 6/15/22		79		81,877
7.25%, 1/25/22-9/25/23		85		89,511
8.00%, 3/25/20		237		244,826
SLM Corp.
5.125%, 4/05/22		30		29,924
TMX Finance LLC/TitleMax Finance Corp.
11.125%, 4/01/23 (b)		112		106,209

				1,592,546

Insurance - 0.1%
Ambac Assurance Corp.
5.10%, 6/07/20 (b)(g)		5		6,973

	Principal Amount (000)		U.S. $ Value
Genworth Holdings, Inc.
7.625%, 9/24/21	U.S.$	39	$37,540
Polaris Intermediate Corp.
8.50% (8.50% Cash or 9.25% PIK),
12/01/22 (b)(j)		305	302,505
WellCare Health Plans, Inc.
5.375%, 8/15/26 (b)		78	79,986

			427,004

Other Finance - 0.1%
Intrum AB
2.75%, 7/15/22 (b)	EUR	130	143,777
LHC3 PLC
4.125% (4.125% Cash or 4.875% PIK),
8/15/24 (b)(j)		146	165,314
NVA Holdings, Inc./United States
6.875%, 4/01/26 (b)	U.S.$	120	116,998
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (b)		217	220,463

			646,552

REITS - 0.2%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
5.75%, 5/15/26 (b)		97	98,458
Forestar Group, Inc.
8.00%, 4/15/24 (b)		67	68,037
GEO Group, Inc. (The)
5.125%, 4/01/23		115	108,814
5.875%, 1/15/22-10/15/24		39	38,096
6.00%, 4/15/26		140	128,857
Iron Mountain, Inc.
4.375%, 6/01/21 (b)		50	49,745
5.25%, 3/15/28 (b)		205	193,977
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.75%, 2/01/27 (b)		105	108,286
Realogy Group LLC/Realogy Co-Issuer Corp.
9.375%, 4/01/27 (b)		204	194,586

			988,856

			7,366,467

Utility - 0.1%
Electric - 0.1%
AES Corp./VA
4.875%, 5/15/23		75	75,404
Calpine Corp.
5.375%, 1/15/23		172	170,817
5.50%, 2/01/24		36	34,590
5.75%, 1/15/25 (c)		89	86,005

	Principal Amount (000)			U.S. $ Value
Talen Energy Supply LLC
4.60%, 12/15/21	U.S.$	1		$793
6.50%, 6/01/25		163		139,638
7.25%, 5/15/27 (b)(c)		37		37,481
10.50%, 1/15/26 (b)		152		152,196
Texas Competitive/TCEH
11.50%, 10/01/20 (a)(d)(f)(g)		142		0
Vistra Energy Corp.
5.875%, 6/01/23		18		18,774
7.375%, 11/01/22		0	**	438
7.625%, 11/01/24		16		17,140
Vistra Operations Co. LLC
5.625%, 2/15/27 (b)		140		144,099

				877,375

Total Corporates - Non-Investment Grade (cost $41,769,881)				39,559,807

GOVERNMENTS - TREASURIES - 2.0%
Colombia - 0.1%
Colombian TES
Series B
10.00%, 7/24/24	COP	1,391,900		488,809

Indonesia - 0.5%
Indonesia Treasury Bond
Series FR56
8.375%, 9/15/26	IDR	2,937,000		209,665
Series FR70
8.375%, 3/15/24		1,763,000		126,971
Series FR77
8.125%, 5/15/24		33,389,000		2,390,861
Series FR78
8.25%, 5/15/29		11,489,000		822,233

				3,549,730

Malaysia - 0.0%
Malaysia Government Bond
Series 3/04
5.734%, 7/30/19	MYR	1,169		280,056

Mexico - 0.1%
Mexican Bonos
Series M 20
7.50%, 6/03/27	MXN	9,211		454,806

Russia - 0.1%
Russian Federal Bond - OFZ
Series 6212
7.05%, 1/19/28	RUB	23,770		348,895
Series 6217
7.50%, 8/18/21		40,638		623,864

				972,759

United States - 1.2%
U.S. Treasury Notes

	Principal Amount (000)		U.S. $ Value
1.75%, 9/30/22 (o)	U.S.$	1,551	$1,543,245
2.25%, 2/15/27-8/15/27 (o)		6,800	6,883,625

			8,426,870

Uruguay - 0.0%
Uruguay Government International Bond
8.50%, 3/15/28 (b)	UYU	3,101	72,831
9.875%, 6/20/22 (b)		2,522	69,856

			142,687

Total Governments - Treasuries (cost $14,371,983)			14,315,717

CORPORATES - INVESTMENT GRADE - 1.9%
Financial Institutions - 1.0%
Banking - 0.6%
Axis Bank Ltd./Dubai
3.25%, 5/21/20 (b)	U.S.$	200	200,303
Bank of America Corp.
Series AA
6.10%, 3/17/25 (n)		243	259,947
Series DD
6.30%, 3/10/26 (n)		114	125,273
Series Z
6.50%, 10/23/24 (n)		7	7,620
Barclays Bank PLC
6.86%, 6/15/32 (b)(n)		35	38,585
BNP Paribas SA
7.625%, 3/30/21 (b)(n)		142	147,853
BPCE SA
5.70%, 10/22/23 (b)		200	215,790
Citigroup Capital XVIII
1.721% (Sterling LIBOR 3 Month + 0.89%), 6/28/67 (p)	GBP	185	211,129
Credit Agricole SA
8.125%, 12/23/25 (b)(n)	U.S.$	400	445,928
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		222	227,543
Deutsche Bank AG/New York NY
3.375%, 5/12/21		121	119,321
DNB Bank ASA
6.50%, 3/26/22 (b)(n)		201	207,892
HSBC Holdings PLC
4.75%, 7/04/29 (b)(n)	EUR	260	288,644
Lloyds Banking Group PLC
7.625%, 6/27/23 (b)(n)	GBP	260	350,071
Morgan Stanley
5.00%, 11/24/25	U.S.$	211	229,391
Nordea Bank Abp
6.625%, 3/26/26 (b)(n)		350	355,358
Royal Bank of Scotland Group PLC
6.125%, 12/15/22		315	335,875

	Principal Amount (000)		U.S. $ Value
Santander Holdings USA, Inc.
4.40%, 7/13/27	U.S.$	141	$144,002
Swedbank AB
6.00%, 3/17/22 (b)(n)		200	195,522
UBS Group Funding Switzerland AG
7.00%, 2/19/25 (b)(n)		400	423,828
Wells Fargo & Co.
4.125%, 8/15/23		212	221,377

			4,751,252

Insurance - 0.3%
Allstate Corp. (The)
6.50%, 5/15/57		191	212,586
American International Group, Inc.
8.175%, 5/15/58		40	49,600
Assicurazioni Generali SpA
5.50%, 10/27/47 (b)	EUR	185	225,490
Caisse Nationale de Reassurance
Mutuelle Agricole Groupama
6.00%, 1/23/27		200	268,357
CNP Assurances
4.50%, 6/10/47 (b)		200	252,197
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)	U.S.$	298	369,701
MetLife, Inc.
6.40%, 12/15/36		275	303,784
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)		75	119,561
Prudential Financial, Inc.
5.20%, 3/15/44		44	44,687
5.625%, 6/15/43		126	131,718
SCOR SE
3.00%, 6/08/46 (b)	EUR	100	117,859

			2,095,540

REITS - 0.1%
GLP Capital LP/GLP Financing II, Inc.
5.375%, 11/01/23	U.S.$	18	18,854
HCP, Inc.
4.25%, 11/15/23		118	124,095
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		30	29,633
5.25%, 8/01/26		96	97,252
5.50%, 5/01/24		5	5,080
Sabra Health Care LP/Sabra Capital Corp.
4.80%, 6/01/24		77	78,156
Senior Housing Properties Trust
6.75%, 12/15/21		21	22,464
Spirit Realty LP
4.45%, 9/15/26		13	13,208

			388,742

			7,235,534

	Principal Amount (000)		U.S. $ Value
Industrial - 0.8%
Basic - 0.1%
ArcelorMittal
6.75%, 3/01/41	U.S.$	54	$60,515
7.00%, 10/15/39		53	60,662
Equate Petrochemical BV
3.00%, 3/03/22 (b)		255	253,088
Fresnillo PLC
5.50%, 11/13/23 (b)		200	213,000
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (b)		11	11,916
Glencore Funding LLC
4.00%, 4/16/25 (b)		12	12,170

			611,351

Capital Goods - 0.0%
General Electric Co.
Series D
5.00%, 1/21/21 (n)		122	113,759

Communications - Telecommunications - 0.1%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		71	70,881
Qwest Corp.
6.75%, 12/01/21		123	128,957
6.875%, 9/15/33		27	26,344
Sprint Spectrum Co. LLC/Sprint Spectrum
Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (b)		330	337,692

			563,874

Consumer Cyclical - Automotive - 0.0%
General Motors Co.
5.20%, 4/01/45		140	126,301
6.25%, 10/02/43		185	186,528

			312,829

Consumer Cyclical - Entertainment - 0.0%
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (b)		213	229,030

Consumer Cyclical - Other - 0.1%
Lennar Corp.
4.50%, 11/15/19		148	148,520
6.25%, 12/15/21		55	57,929
MDC Holdings, Inc.
5.50%, 1/15/24		14	14,707
5.625%, 2/01/20		57	57,105
6.00%, 1/15/43		270	238,552
Standard Industries, Inc./NJ
6.00%, 10/15/25 (b)		74	76,974
Toll Brothers Finance Corp.
4.875%, 3/15/27		27	26,953
5.875%, 2/15/22		86	90,045

			710,785

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.2%
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/01/21	U.S.$	45	$45,494
Constellation Brands, Inc.
3.75%, 5/01/21		49	49,962
CVS Health Corp.
4.78%, 3/25/38		265	264,393
HCA, Inc.
4.25%, 10/15/19		451	452,669
6.50%, 2/15/20		370	378,665
MEDNAX, Inc.
5.25%, 12/01/23 (b)		24	23,999
Universal Health Services, Inc.
4.75%, 8/01/22 (b)		151	152,302

			1,367,484

Energy - 0.2%
Antero Resources Corp.
5.125%, 12/01/22		114	112,991
Cenovus Energy, Inc.
6.75%, 11/15/39		4	3,961
Energy Transfer Operating LP
4.25%, 3/15/23		108	111,020
6.125%, 12/15/45		135	146,884
7.50%, 10/15/20		152	161,283
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		95	98,989
Kinder Morgan, Inc./DE
4.30%, 6/01/25		140	146,917
Series G
7.75%, 1/15/32		28	36,649
Murphy Oil Corp.
5.625%, 12/01/42 (q)		51	44,402
Shell International Finance BV
2.25%, 11/10/20		275	274,714
Southern Star Central Corp.
5.125%, 7/15/22 (b)		42	42,494

			1,180,304

Technology - 0.1%
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (b)		20	21,606
Nokia Oyj
6.625%, 5/15/39		34	36,163
Sanmina Corp.
4.375%, 6/01/19 (b)		89	88,575
Seagate HDD Cayman
4.75%, 1/01/25 (c)		68	67,176
4.875%, 6/01/27		252	240,497

	Principal Amount (000)		U.S. $ Value
Western Digital Corp.
4.75%, 2/15/26 (c)	U.S.$	132	$125,320

			579,337

			5,668,753

Utility - 0.1%
Electric - 0.1%
Duke Energy Corp.
3.95%, 10/15/23		209	218,892
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (b)		200	213,955

			432,847

Total Corporates - Investment Grade (cost $13,597,232)			13,337,134

EMERGING MARKETS - SOVEREIGNS - 1.7%
Angola - 0.1%
Angolan Government International Bond
9.50%, 11/12/25 (b)		386	420,740

Argentina - 0.1%
Argentine Republic Government International Bond
Series NY
3.75%, 12/31/38		66	35,292
5.875%, 1/11/28 (c)		310	215,232
6.875%, 1/26/27-1/11/48		443	303,652

			554,176

Bahrain - 0.1%
Bahrain Government International Bond
6.75%, 9/20/29 (b)		200	205,500
7.00%, 10/12/28 (b)		200	210,809

			416,309

Brazil - 0.1%
Brazilian Government International Bond
4.625%, 1/13/28 (c)		435	441,414

Cameroon - 0.0%
Republic of Cameroon International Bond
9.50%, 11/19/25 (b)		200	211,051

Dominican Republic - 0.1%
Dominican Republic International Bond
5.95%, 1/25/27 (b)		220	231,550
8.625%, 4/20/27 (b)		425	497,996

			729,546

Ecuador - 0.1%
Ecuador Government International Bond
8.875%, 10/23/27 (b)		500	501,622
10.50%, 3/24/20 (b)		205	214,632

			716,254

	Principal Amount (000)		U.S. $ Value
Egypt - 0.1%
Egypt Government International Bond
6.125%, 1/31/22 (b)	U.S.$	407	$411,070
6.20%, 3/01/24 (b)		445	447,887

			858,957

El Salvador - 0.0%
El Salvador Government International Bond
7.375%, 12/01/19 (b)		200	202,113

Gabon - 0.1%
Gabon Government International Bond
6.375%, 12/12/24 (b)		360	343,350

Ghana - 0.0%
Ghana Government International Bond
10.75%, 10/14/30 (b)		248	302,552

Honduras - 0.1%
Honduras Government International Bond
6.25%, 1/19/27 (b)		180	189,225
7.50%, 3/15/24 (b)		200	217,879

			407,104

Ivory Coast - 0.1%
Ivory Coast Government International Bond
6.375%, 3/03/28 (b)		635	596,900

Jamaica - 0.0%
Jamaica Government International Bond
7.875%, 7/28/45		200	240,741

Kenya - 0.0%
Kenya Government International Bond
7.00%, 5/22/27 (b)		275	270,880

Lebanon - 0.0%
Lebanon Government International Bond
Series G
6.20%, 2/26/25 (b)		87	68,372
6.60%, 11/27/26 (b)		133	103,315
6.65%, 4/22/24 (b)		45	36,523

			208,210

Mongolia - 0.1%
Mongolia Government International Bond
5.125%, 12/05/22 (b)		270	265,984
10.875%, 4/06/21 (b)		200	219,641

			485,625

	Principal Amount (000)		U.S. $ Value
Nigeria - 0.1%
Nigeria Government International Bond
6.50%, 11/28/27 (b)	U.S.$	200	$189,000
7.625%, 11/21/25 (b)		550	575,437
6.75%, 1/28/21 (b)		200	205,750

			970,187

Oman - 0.1%
Oman Government International Bond
4.125%, 1/17/23 (b)		600	570,000

Senegal - 0.0%
Senegal Government International Bond
6.25%, 5/23/33 (b)		365	333,063

South Africa - 0.1%
Republic of South Africa Government International Bond
5.875%, 9/16/25		550	583,000

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.20%, 5/11/27 (b)		220	201,695
6.85%, 3/14/24 (b)		200	199,401
7.85%, 3/14/29 (b)		200	200,026

			601,122

Turkey - 0.1%
Turkey Government International Bond
3.25%, 3/23/23		700	610,767
7.375%, 2/05/25		135	132,567
7.50%, 11/07/19		136	137,547

			880,881

Ukraine - 0.1%
Ukraine Government International Bond
7.75%, 9/01/23-9/01/24 (b)		665	643,578

Venezuela - 0.0%
Venezuela Government International Bond
9.25%, 9/15/27 (a)(d)(i)		815	242,463

Total Emerging Markets - Sovereigns (cost $12,468,071)			12,230,216

INFLATION-LINKED SECURITIES - 1.1%
Japan - 1.1%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27 (cost $7,528,530)	JPY	789,218	7,581,565

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
Risk Share Floating Rate - 1.0%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.78% (LIBOR 1 Month + 1.35%), 8/25/28 (b)(p)	U.S.$	254	$ 254,394
Series 2018-3A, Class M2
5.18% (LIBOR 1 Month + 2.75%), 10/25/28 (b)(p)		150	151,165
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1B1
6.78% (LIBOR 1 Month + 4.35%), 4/25/31 (b)(p)		51	52,940
Eagle RE Ltd.
Series 2018-1, Class M2
5.43% (LIBOR 1 Month + 3.00%), 11/25/28 (b)(p)		150	151,073
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
9.58% (LIBOR 1 Month + 7.15%), 7/25/23 (p)		33	38,594
Series 2013-DN2, Class M2
6.68% (LIBOR 1 Month + 4.25%), 11/25/23 (p)		110	120,275
Series 2014-DN1, Class M3
6.93% (LIBOR 1 Month + 4.50%), 2/25/24 (p)		89	99,044
Series 2014-HQ2, Class M3
6.18% (LIBOR 1 Month + 3.75%), 9/25/24 (p)		131	144,902
Series 2014-HQ3, Class M3
7.18% (LIBOR 1 Month + 4.75%), 10/25/24 (p)		350	383,149
Series 2017-HQA1, Class M2
5.98% (LIBOR 1 Month + 3.55%), 8/25/29 (p)		450	479,380
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
7.68% (LIBOR 1 Month + 5.25%), 10/25/23 (p)		33	37,472
Series 2014-C01, Class M2
6.83% (LIBOR 1 Month + 4.40%), 1/25/24 (p)		66	72,799
Series 2014-C02, Class 1M2
5.03% (LIBOR 1 Month + 2.60%), 5/25/24 (p)		228	238,428
Series 2014-C03, Class 1M2
5.43% (LIBOR 1 Month + 3.00%), 7/25/24 (p)		194	205,434
Series 2014-C04, Class 1M2
7.33% (LIBOR 1 Month + 4.90%), 11/25/24 (p)		200	224,767
Series 2015-C01, Class 1M2

	Principal Amount (000)		U.S. $ Value
6.73% (LIBOR 1 Month + 4.30%), 2/25/25 (p)	U.S.$	228	$246,976
Series 2015-C01, Class 2M2
6.98% (LIBOR 1 Month + 4.55%), 2/25/25 (p)		120	127,565
Series 2015-C02, Class 1M2
6.43% (LIBOR 1 Month + 4.00%), 5/25/25 (p)		227	244,106
Series 2015-C02, Class 2M2
6.43% (LIBOR 1 Month + 4.00%), 5/25/25 (p)		199	212,162
Series 2015-C03, Class 1M2
7.43% (LIBOR 1 Month + 5.00%), 7/25/25 (p)		12	13,274
Series 2015-C03, Class 2M2
7.43% (LIBOR 1 Month + 5.00%), 7/25/25(p)		280	306,426
Series 2015-C04, Class 2M2
7.98% (LIBOR 1 Month + 5.55%), 4/25/28 (p)		297	330,449
Series 2016-C01, Class 2M2
9.38% (LIBOR 1 Month + 6.95%), 8/25/28 (p)		195	225,574
Series 2016-C03, Class 2M2
8.33% (LIBOR 1 Month + 5.90%), 10/25/28 (p)		405	455,130
Series 2016-C05, Class 2M2
6.88% (LIBOR 1 Month + 4.45%), 1/25/29 (p)		465	500,033
Series 2016-C07, Class 2M2
6.78% (LIBOR 1 Month + 4.35%), 5/25/29 (p)		475	513,024
Series 2017-C01, Class 1B1
8.18% (LIBOR 1 Month + 5.75%), 7/25/29 (p)		440	519,003
Series 2018-C01, Class 1B1
5.98% (LIBOR 1 Month + 3.55%), 7/25/30 (p)		107	109,106
Home Re Ltd.
Series 2018-1, Class M2
5.43% (LIBOR 1 Month + 3.00%), 10/25/28 (b)(p)		235	238,856

			6,695,500

Agency Fixed Rate - 0.0%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
3.318%, 5/28/35 (g)		96	91,325

Non-Agency Fixed Rate - 0.0%
Alternative Loan Trust
Series 2006-28CB, Class A14
6.25%, 10/25/36		13	10,329

	Principal Amount (000)		U.S. $ Value
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36	U.S.$	16	$13,142

			23,471

Total Collateralized Mortgage Obligations (cost $6,757,896)			6,810,296

EMERGING MARKETS - TREASURIES - 0.9%
Argentina - 0.0%
Argentine Bonos del Tesoro
15.50%, 10/17/26	ARS	1,161	15,792
16.00%, 10/17/23		4,197	57,473
18.20%, 10/03/21		11,384	153,377

			226,642

Brazil - 0.7%
Brazil Letras do Tesouro Nacional
Series LTN
Zero Coupon, 10/01/19	BRL	6,500	1,624,098
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21		8,037	2,149,263
Series NTNF
10.00%, 1/01/23		5,319	1,454,924

			5,228,285

South Africa - 0.2%
Republic of South Africa Government Bond
Series R186
10.50%, 12/21/26	ZAR	13,314	1,016,340

Total Emerging Markets - Treasuries (cost $7,293,758)			6,471,267

EMERGING MARKETS - CORPORATE BONDS - 0.9%
Industrial - 0.7%
Basic - 0.2%
Consolidated Energy Finance SA
6.875%, 6/15/25 (b)	U.S.$	200	201,782
CSN Resources SA
7.625%, 2/13/23 (b)		200	205,500
First Quantum Minerals Ltd.
7.00%, 2/15/21 (b)		10	9,536
7.25%, 5/15/22-4/01/23 (b)(c)		542	506,926
Vedanta Resources Ltd.
6.375%, 7/30/22 (b)		220	210,650

			1,134,394

Capital Goods - 0.0%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)(b)(i)		200	32,000

	Principal Amount (000)			U.S. $ Value
Communications - Telecommunications - 0.1%
Digicel Group One Ltd.
8.25%, 12/30/22 (b)	U.S.$	140		$86,788
Digicel Group Two Ltd.
8.25%, 9/30/22 (b)		153		57,111
Millicom International Cellular SA
5.125%, 1/15/28 (b)		200		197,600
MTN Mauritius Investments Ltd.
6.50%, 10/13/26 (b)		200		211,500

				552,999

Consumer Cyclical - Other - 0.1%
MGM China Holdings Ltd.
5.375%, 5/15/24 (b)		277		282,759
Wynn Macau Ltd.
4.875%, 10/01/24 (b)		214		209,389
5.50%, 10/01/27 (b)		214		207,098

				699,246

Consumer Cyclical - Retailers - 0.0%
K2016470219 South Africa Ltd.
3.00%, 12/31/22 (g)(j)(l)		36		365
K2016470260 South Africa Ltd.
25.00%, 12/31/22 (g)(j)(l)		12		252

				617

Consumer Non-Cyclical - 0.1%
Cosan Ltd.
5.95%, 9/20/24 (b)		360		368,440
MARB BondCo PLC
6.875%, 1/19/25 (b)		200		204,000
Minerva Luxembourg SA
6.50%, 9/20/26 (b)		220		216,381
Rede D’or Finance SARL
4.95%, 1/17/28 (b)		200		186,794
Tonon Luxembourg SA
7.25%, 1/24/20 (a)(f)(g)(i)(l)		14		298
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (a)(g)(k)(l)		434		20,230

				996,143

Energy - 0.1%
Cosan Luxembourg SA
7.00%, 1/20/27 (b)		200		214,191
Petrobras Global Finance BV
6.125%, 1/17/22		0	**	344
6.25%, 3/17/24		210		226,170
8.75%, 5/23/26		208		250,775
ReNew Power Synthetic
6.67%, 3/12/24 (b)		200		197,106

	Principal Amount (000)		U.S. $ Value
YPF SA
16.50%, 5/09/22 (b)	ARS	2,493	$33,861

			922,447

Other Industrial - 0.0%
KOC Holding AS
6.50%, 3/11/25 (b)	U.S.$	230	219,346

Transportation - Airlines - 0.1%
Guanay Finance Ltd.
6.00%, 12/15/20 (b)		9	8,955
Latam Finance Ltd.
6.875%, 4/11/24 (b)		285	289,598

			298,553

Transportation - Services - 0.0%
Rumo Luxembourg SARL
7.375%, 2/09/24 (b)		200	214,500

			5,070,245

Financial Institutions - 0.1%
Banking - 0.1%
Akbank TAS
5.00%, 10/24/22 (b)		150	136,656
Fidelity Bank PLC
10.50%, 10/16/22 (b)		200	211,500
Turkiye Vakiflar Bankasi TAO
5.75%, 1/30/23 (b)		200	171,520

			519,676

Finance - 0.0%
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 1/15/25 (b)		200	186,436

Insurance - 0.0%
Ambac LSNI LLC
7.592% (LIBOR 3 Month + 5.00%),
2/12/23 (b)(g)(p)		21	21,324

REITS - 0.0%
China Evergrande Group
8.25%, 3/23/22 (b)		200	190,653

			918,089

Utility - 0.1%
Electric - 0.1%
Genneia SA
8.75%, 1/20/22 (b)		90	76,901
Light Servicos de Eletricidade SA/Light Energia SA
7.25%, 5/03/23 (b)		243	246,982
Terraform Global Operating LLC
6.125%, 3/01/26 (l)		37	37,012

			360,895

Total Emerging Markets - Corporate Bonds (cost $6,644,354)			6,349,229

	Principal Amount (000)			U.S. $ Value
BANK LOANS - 0.5%
Financial Institutions - 0.0%
Brokerage - 0.0%
Jefferies Finance LLC 5/22/26 (r)	U.S.$	32		$31,930

Finance - 0.0%
Ellie Mae, Inc.
6.525% (LIBOR 3 Month + 4.00%), 4/17/26 (s)		96		96,339

				128,269

Industrial - 0.5%
Basic - 0.0%
Foresight Energy LLC
8.272% (LIBOR 3 Month + 5.75%), 3/28/22 (s)		29		24,945

Capital Goods - 0.0%
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC)
5.939% (LIBOR 1 Month + 3.50%), 8/01/25 (s)		105		105,184
9.189% (LIBOR 1 Month + 6.75%), 8/03/26 (s)		37		37,375
BWay Holding Company
4/03/24 (r)		11		10,229
Gardner Denver, Inc.
5.189% (LIBOR 1 Month + 2.75%), 7/30/24 (s)		33		33,186

				185,974

Communications - Media - 0.0%
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 5/01/26 (r)		58		57,705
Univision Communications Inc.
3/15/24 (r)		110		104,210

				161,915

Communications - Telecommunications - 0.0%
Intelsat Jackson Holdings S.A.
6.625%, 1/02/24		15		14,666
6.930% (LIBOR 1 Month + 4.50%), 1/02/24 (s)		9		8,743
West Corporation
6.439% (LIBOR 1 Month + 4.00%), 10/10/24 (s)		0	**	348

	Principal Amount (000)			U.S. $ Value
6.522% (LIBOR 1 Month + 4.00%), 10/10/24 (s)	U.S.$	147		$137,025
6.629% (LIBOR 3 Month + 4.00%), 10/10/24 (s)		0	**	291

				161,073

Consumer Cyclical - Automotive - 0.0%
Navistar, Inc.
5.96% (LIBOR 1 Month + 3.50%), 11/06/24 (s)		46		45,945
Panther BF Aggregator 2 LP
5.929% (LIBOR 1 Month + 3.50%), 4/30/26 (s)		60		59,513

				105,458

Consumer Cyclical - Entertainment - 0.0%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
5.439% (LIBOR 1 Month + 3.00%), 4/01/24 (s)		60		59,743

Consumer Cyclical - Other - 0.0%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC)
5.189% (LIBOR 1 Month + 2.75%), 12/23/24 (s)		185		183,830
Stars Group Holdings B.V.
6.101% (LIBOR 3 Month + 3.50%), 7/10/25 (s)		34		33,532

				217,362

Consumer Cyclical - Retailers - 0.0%
PetSmart, Inc.
3/11/22 (r)		54		51,870
Serta Simmons Bedding, LLC
10.44% (LIBOR 1 Month + 8.00%), 11/08/24 (s)		69		33,496
Specialty Building Products Holdings, LLC
8.189% (LIBOR 1 Month + 5.75%), 10/01/25 (s)		140		137,967

				223,333

Consumer Non-Cyclical - 0.2%
Air Medical Group Holdings, Inc.
5.69% (LIBOR 1 Month + 3.25%), 4/28/22 (s)		297		290,325
Alphabet Holding Company, Inc. (fka Nature’s Bounty)
10.189% (LIBOR 1 Month + 7.75%), 9/26/25 (s)		263		230,440
athenahealth, Inc.
6.951% (LIBOR 1 Month + 4.50%), 2/11/26 (s)		1		667
7.045% (LIBOR 3 Month + 4.00%), 2/11/26 (s)		267		266,050

	Principal Amount (000)		U.S. $ Value
BI-LO, LLC
10.562% (LIBOR 3 Month + 8.00%), 5/31/24 (s)	U.S.$	141	$135,685
10.588% (LIBOR 3 Month + 8.00%), 5/31/24 (s)		140	134,678
10.607% (LIBOR 3 Month + 8.00%), 5/31/24 (s)		135	129,430
Regionalcare Hospital Partners Holdings, Inc.
6.93% (LIBOR 1 Month + 4.50%), 11/16/25		126	125,303

			1,312,578

Energy - 0.1%
California Resources Corporation
12.803% (LIBOR 1 Month + 10.38%), 12/31/21 (s)		113	113,339
Triton Solar Us Acquisition Co.
8.439% (LIBOR 1 Month + 6.00%), 10/29/24 (g)(s)		271	252,676

			366,015

Other Industrial - 0.0%
American Tire Distributors, Inc.
9.981% (LIBOR 2 Month + 7.50%), 9/02/24 (d)(s)		73	68,490

Services - 0.1%
Parexel International Corporation
9/27/24 (r)		4	4,169
Refinitiv US Holdings Inc. (fka Financial & Risk US Holdings, Inc.)
6.189% (LIBOR 1 Month + 3.75%), 10/01/25 (s)		45	43,730
Team Health Holdings, Inc.
5.189% (LIBOR 1 Month + 2.75%), 2/06/24 (s)		200	179,876
Verscend Holding Corp.
6.939% (LIBOR 1 Month + 4.50%), 8/27/25 (s)		90	90,345

			318,120

Technology - 0.1%
Avaya Inc.
6.69% (LIBOR 1 Month + 4.25%), 12/15/24 (s)		110	107,594
Boxer Parent Company Inc. (fka BMC Software, Inc.)
6.851% (LIBOR 3 Month + 4.25%), 10/02/25 (s)		170	166,567

	Principal Amount (000)		U.S. $ Value
MTS Systems Corporation
5.68% (LIBOR 1 Month + 3.25%), 7/05/23 (g)(s)	U.S.$	56	$55,347
Solera, LLC (Solera Finance, Inc.)
5.189% (LIBOR 1 Month + 2.75%), 3/03/23 (s)		144	142,605
Veritas US Inc.
6.939% (LIBOR 3 Month + 4.50%), 1/27/23 (s)		78	70,596
7.101% (LIBOR 1 Month + 4.50%), 1/27/23 (s)		22	19,799

			562,508

			3,767,514

Total Bank Loans (cost $3,988,616)			3,895,783

ASSET-BACKED SECURITIES - 0.2%
Other ABS - Fixed Rate - 0.1%
Marlette Funding Trust
Series 2018-3A, Class C
4.63%, 9/15/28 (b)(g)		125	128,391
SoFi Consumer Loan Program LLC
Series 2017-6, Class C
4.02%, 11/25/26 (b)(g)		360	369,229
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.97%, 5/25/46 (b)(g)		38	40,026

			537,646

Home Equity Loans - Fixed Rate - 0.1%
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35 (g)		140	139,988
GSAA Home Equity Trust
Series 2006-6, Class AF5
6.241%, 3/25/36 (g)		178	87,051
Lehman XS Trust
Series 2007-6, Class 3A5
4.719%, 5/25/37 (g) †		44	43,698

			270,737

Autos - Fixed Rate - 0.0%
CPS Auto Trust
Series 2018-C, Class D
4.40%, 6/17/24 (b)		120	123,780
Exeter Automobile Receivables Trust
Series 2019-2A, Class E
4.68%, 5/15/26 (b)		115	117,314

			241,094

	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Floating Rate - 0.0%
ABFC Trust
Series 2003-WF1, Class A2
3.555% (LIBOR 1 Month + 1.13%), 12/25/32 (g)(p)	U.S.$	36	$36,222

Total Asset-Backed Securities (cost $1,060,896)			1,085,699

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.1%
Non-Agency Fixed Rate CMBS - 0.1%
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D
4.498%, 7/10/47 (b)(g)		35	33,882
GS Mortgage Securities Trust
Series 2014-GC18, Class D
4.99%, 1/10/47 (b)(g)		71	61,961
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class E
5.191%, 6/15/45 (b)(g)		298	284,311
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class D
4.891%, 1/15/47 (b)(g)		71	72,159
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (d)(g)		105	98,034

			550,347

Non-Agency Floating Rate CMBS - 0.0%
CLNS Trust
Series 2017-IKPR, Class F
6.953% (LIBOR 1 Month + 4.50%), 6/11/32 (b)(g)(p)		110	110,635
DBWF Mortgage Trust
Series 2018-GLKS, Class E
5.459% (LIBOR 1 Month + 3.02%), 11/19/35 (b)(g)(p)		100	100,815
Morgan Stanley Capital I Trust
Series 2019-BPR, Class E
7.25% (LIBOR 1 Month + 4.75%), 5/15/36 (b)(g)(p)		39	39,048

			250,498

Total Commercial Mortgage-Backed Securities (cost $805,952)			800,845

COLLATERALIZED LOAN OBLIGATIONS - 0.1%
CLO - Floating Rate - 0.1%
Dryden Senior Loan Fund
Series 2017-49A, Class E
8.901% (LIBOR 3 Month + 6.30%), 7/18/30 (b)(g)(p)		250	246,217

	Principal Amount (000)		U.S. $ Value
Rockford Tower CLO Ltd.
Series 2017-2A, Class D
6.047% (LIBOR 3 Month + 3.45%), 10/15/29 (b)(g)(p)	U.S.$	306	$306,088

Total Collateralized Loan Obligations (cost $560,727)			552,305

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.0%
Argentina - 0.0%
Provincia de Buenos Aires/Argentina
7.875%, 6/15/27 (b) (cost $258,732)		341	237,825

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.0%
United States - 0.0%
State of California
Series 2010
7.60%, 11/01/40		60	96,153
7.95%, 3/01/36		130	135,269

Total Local Governments - US Municipal Bonds (cost $223,902)			231,422

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
EUR/USD
Expiration: Jul 2019; Contracts: 9,600,000;
Exercise Price: EUR 0.90;
Counterparty: Bank of America, NA (a)	EUR	9,600,000	29,192
CNH/USD
Expiration: Aug 2019; Contracts: 60,282,840;
Exercise Price: CNH 6.91;
Counterparty: JPMorgan Chase Bank, NA (a)	CNH	60,282,840	95,426
AUD/USD
Expiration: Jun 2019; Contracts: 13,200,000;
Exercise Price: AUD 1.45;
Counterparty: Morgan Stanley Capital Services LLC (a)	AUD	13,200,000	51,553

Total Options Purchased - Puts (premiums paid $217,061)			176,171

	Shares
PREFERRED STOCKS - 0.0%
Utility - 0.0%
Electric - 0.0%
SCE Trust III
Series H
5.75%		1,027	24,823

Company	Shares		U.S. $ Value
Financial Institutions - 0.0%
Banking - 0.0%
GMAC Capital Trust I
Series 2
8.303%		868	$22,412

Industrial - 0.0%
Consumer Cyclical - Other - 0.0%
Hovnanian Enterprises, Inc.
7.625%		1,190	3,998

Energy - 0.0%
Sanchez Energy Corp.
Series A
4.875%		2,338	865

			4,863

Total Preferred Stocks (cost $120,391)			52,098

WARRANTS - 0.0%
Communication Services - 0.0%
Media - 0.0%
iHeartMedia, Inc., expiring 5/01/39 (a)(d)		2,165	32,475

Industrials - 0.0%
Construction & Engineering - 0.0%
Willscot Corp., expiring 11/29/22 (a)(d)(f)(g)		1,913	7,078

Information Technology - 0.0%
Software - 0.0%
Avaya Holdings Corp., expiring 12/15/22 (a)		4,686	2,343

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Midstates Petroleum Co., Inc., expiring 4/21/20 (a)(d)		2,090	314
SandRidge Energy, Inc., A-CW22, expiring 10/04/22 (a)		4,803	1,609
SandRidge Energy, Inc., B-CW22, expiring 10/04/22 (a)		2,019	242

			2,165

Total Warrants (cost $54,888)			44,061

	Principal Amount (000)
QUASI-SOVEREIGNS - 0.0%
Quasi-Sovereign Bonds - 0.0%
Mexico - 0.0%
Petroleos Mexicanos
6.50%, 1/23/29
(cost $40,982)	U.S.$	41	40,530

	Principal Amount (000)			U.S. $ Value
MORTGAGE PASS-THROUGHS - 0.0%
Agency Fixed Rate 30-Year - 0.0%
Federal National Mortgage Association
Series 2006 5.00%, 1/01/36 (cost $170)	U.S.$	0	**	$171

SHORT-TERM INVESTMENTS - 21.3%
Investment Companies - 10.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.34% (h)(t)(u) (cost $74,625,194)		74,625,194		74,625,194

Governments - Treasuries - 10.5%
Japan - 10.5%
Japan Treasury Discount Bill Series 831 Zero Coupon, 8/13/19	JPY	8,030,000		74,127,352

Nigeria - 0.0%
Nigeria Treasury Bills Zero Coupon, 4/09/20	NGN	24,782		61,903

Total Governments - Treasuries (cost $73,131,238)				74,189,255

U.S. Treasury Bills - 0.3%
U.S. Treasury Bill Zero Coupon, 8/08/19 (cost $1,991,306)	U.S.$	2,000		1,991,603

Total Short-Term Investments (cost $149,747,738)				150,806,052

Total Investments Before Security Lending Collateral for Securities Loaned - 97.7% (cost $661,641,230)				693,471,688

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.34% (h)(t)(u) (cost $7,362,413)		7,362,413		7,362,413

Total Investments - 98.7% (cost $669,003,643)(v)				700,834,101
Other assets less liabilities - 1.3%				8,882,759

Net Assets - 100.0%				$709,716,860

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Japan Bond (OSE) Futures	133	June 2019	$188,027,500	$758,202
Amsterdam Index Futures	13	June 2019	1,569,292	(19,258)
Dax Index Futures	9	June 2019	2,947,432	33,661
Euro Buxl 30 Yr Bond Futures	99	June 2019	21,838,650	1,709,758
Euro-BOBL Futures	124	September 2019	18,543,169	(8,446)
Euro-BTP Futures	160	June 2019	19,824,496	(26,389)
Euro-Bund Futures	199	June 2019	37,424,143	945,887
Euro-CAC40 10 Futures	64	June 2019	3,707,150	(58,721)
Euro-Schatz Futures	148	September 2019	18,534,411	(1,814)
FTSE/MIB Index Futures	9	June 2019	995,179	(18,073)
IBEX 35 Index Futures	13	June 2019	1,303,522	(9,967)
Long Gilt Futures	230	September 2019	37,699,293	91,379
MSCI EAFE Futures	142	June 2019	12,907,090	(295,991)
MSCI Emerging Markets Futures	403	June 2019	20,154,030	(1,190,712)
OMXS30 Index Futures	263	June 2019	4,185,616	(215,886)
S&P 500 E-Mini Futures	27	June 2019	3,716,010	(166,494)
S&P Mid 400 E-Mini Futures	48	June 2019	8,688,960	(496,718)
SPI 200 Futures	5	June 2019	555,134	13,850
TOPIX Index Futures	11	June 2019	1,528,722	(102,505)
U.S. T-Note 2 Yr (CBT) Futures	39	September 2019	8,372,203	48,700
U.S. T-Note 5 Yr (CBT) Futures	297	September 2019	34,858,055	196,847
U.S. T-Note 10 Yr (CBT) Futures	215	September 2019	27,251,250	277,555
U.S. Ultra Bond (CBT) Futures	191	September 2019	33,574,219	878,616
Sold Contracts
10 Yr Australian Bond Futures	106	June 2019	10,440,451	(398,778)
10 Yr Canadian Bond Futures	15	September 2019	1,585,343	(14,007)
10 Yr Mini Japan Government Bond Futures	360	June 2019	50,891,339	(162,053)
E-Mini Russell 1000 Futures	95	June 2019	7,246,125	338,869
Euro Buxl 30 Yr Bond Futures	27	June 2019	5,955,995	(416,436)
Euro STOXX 50 Futures	237	June 2019	8,671,038	343,347
Euro-BOBL Futures	111	September 2019	16,599,128	2,918
Euro-Bund Futures	57	June 2019	10,719,478	(249,253)
Euro-Schatz Futures	181	September 2019	22,667,084	2,837
FTSE 100 Index Futures	29	June 2019	2,621,788	37,599
Hang Seng Index Futures	22	June 2019	3,748,774	54,175
Long Gilt Futures	8	September 2019	1,311,280	(2,461)
MSCI EAFE Futures	34	June 2019	3,090,430	156,688
MSCI Singapore Index ETS Futures	150	June 2019	3,810,330	83,288
S&P 500 E-Mini Futures	61	June 2019	8,395,430	172,722
S&P/TSX 60 Index Futures	12	June 2019	1,706,422	27,843
SPI 200 Futures	8	June 2019	888,214	(11,544)
TOPIX Index Futures	21	June 2019	2,918,470	83,154
U.S. 10 Yr Ultra Futures	22	September 2019	3,004,031	(62,593)
U.S. T-Note 10 Yr (CBT) Futures	25	September 2019	3,168,750	(26,597)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
U.S. Ultra Bond (CBT) Futures	9	September 2019	$1,582,031	$(29,357)

				$2,273,842

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	CNY	6,234	USD	912	6/12/19	$9,004
Australia and New Zealand Banking Group Ltd.	USD	1,486	CHF	1,462	6/13/19	(24,372)
Australia and New Zealand Banking Group Ltd.	USD	5,134	JPY	572,194	6/17/19	151,648
Australia and New Zealand Banking Group Ltd.	USD	555	NZD	830	6/26/19	(11,697)
Bank of America, NA	MXN	34,646	USD	1,809	6/13/19	44,237
Bank of America, NA	MXN	20,393	USD	1,034	6/13/19	(4,845)
Bank of America, NA	SGD	5,415	USD	3,933	6/13/19	(10,121)
Bank of America, NA	USD	2,204	GBP	1,681	6/14/19	(77,841)
Bank of America, NA	EUR	1,297	USD	1,455	6/20/19	4,757
Bank of America, NA	AUD	2,059	USD	1,428	6/24/19	(899)
Bank of America, NA	USD	1,448	NZD	2,194	6/26/19	(12,137)
Bank of America, NA	EUR	1,945	USD	2,184	6/27/19	7,118
Bank of America, NA	JPY	155,786	USD	1,423	6/27/19	(16,970)
Bank of America, NA	SEK	5,300	USD	562	6/27/19	2,199
Bank of America, NA	SEK	4,902	USD	511	6/27/19	(6,468)
Bank of America, NA	USD	5,106	JPY	565,984	6/27/19	126,914
Bank of America, NA	USD	2,208	ZAR	31,116	6/28/19	(78,033)
Bank of America, NA	ZAR	8,492	USD	603	6/28/19	21,297
Bank of America, NA	EUR	3,262	USD	3,674	7/10/19	18,111
Bank of America, NA	USD	714	CAD	960	7/24/19	(3,350)
Bank of America, NA	RUB	46,362	USD	703	8/06/19	783
Bank of America, NA	USD	1,434	CNY	9,952	8/06/19	3,576
Barclays Bank PLC	USD	1,242	INR	86,613	6/07/19	1,368
Barclays Bank PLC	USD	816	INR	56,824	6/07/19	(554)
Barclays Bank PLC	PHP	136,326	USD	2,620	6/10/19	6,930
Barclays Bank PLC	TWD	173,558	USD	5,591	6/10/19	90,619
Barclays Bank PLC	USD	1,791	PHP	94,354	6/10/19	17,405
Barclays Bank PLC	USD	2,848	TWD	89,955	6/10/19	2,289
Barclays Bank PLC	USD	5,702	TWD	175,748	6/10/19	(131,947)
Barclays Bank PLC	CNY	29,344	USD	4,315	6/12/19	65,768
Barclays Bank PLC	CHF	1,442	USD	1,463	6/13/19	22,042
Barclays Bank PLC	GBP	565	USD	717	6/14/19	2,120
Barclays Bank PLC	CHF	845	USD	852	6/17/19	7,188
Barclays Bank PLC	CHF	2,319	USD	2,318	6/17/19	(1,118)
Barclays Bank PLC	CNY	39,613	USD	5,866	6/17/19	131,422
Barclays Bank PLC	PHP	113,199	USD	2,174	6/17/19	5,562
Barclays Bank PLC	SEK	8,385	USD	879	6/17/19	(5,500)
Barclays Bank PLC	USD	1,585	CAD	2,124	6/17/19	(13,169)
Barclays Bank PLC	USD	5,769	CNY	39,613	6/17/19	(33,715)
Barclays Bank PLC	USD	4,253	IDR	60,594,287	6/17/19	(21,151)
Barclays Bank PLC	USD	2,144	PHP	113,199	6/17/19	24,913
Barclays Bank PLC	NOK	13,040	USD	1,510	6/27/19	18,643
Barclays Bank PLC	AUD	3,089	USD	2,193	6/28/19	48,749
Barclays Bank PLC	ZAR	20,516	USD	1,439	6/28/19	34,314
Barclays Bank PLC	EUR	1,297	GBP	1,111	7/10/19	(45,534)
Barclays Bank PLC	USD	2,956	EUR	2,599	7/10/19	(43,969)
Barclays Bank PLC	ILS	5,184	USD	1,439	7/16/19	4,915
Barclays Bank PLC	INR	850,847	USD	12,105	7/16/19	(65,286)
Barclays Bank PLC	USD	9,123	INR	646,363	7/16/19	121,843
Barclays Bank PLC	USD	5,247	INR	366,691	7/16/19	(1,519)
Barclays Bank PLC	USD	446	CNY	3,086	7/25/19	15
Barclays Bank PLC	USD	716	CNY	4,976	8/06/19	2,741

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	MYR	21,440	USD	5,161	8/21/19	$41,684
Barclays Bank PLC	MYR	11,972	USD	2,846	8/21/19	(13,119)
Barclays Bank PLC	USD	940	MYR	3,895	8/21/19	(10,229)
Barclays Bank PLC	KRW	857,201	USD	721	8/26/19	(2,499)
Barclays Bank PLC	USD	721	KRW	855,039	8/26/19	426
Barclays Bank PLC	PHP	65,910	USD	1,253	9/11/19	(1,402)
Barclays Bank PLC	JPY	144,654	USD	1,339	9/13/19	(6,269)
BNP Paribas SA	TWD	51,931	USD	1,688	6/10/19	41,967
BNP Paribas SA	MXN	10,902	USD	566	6/13/19	10,453
BNP Paribas SA	PLN	5,468	USD	1,438	6/13/19	11,218
BNP Paribas SA	SGD	2,277	USD	1,651	6/13/19	(6,139)
BNP Paribas SA	AUD	4,459	USD	3,205	6/17/19	110,353
BNP Paribas SA	CAD	5,808	USD	4,310	6/17/19	10,855
BNP Paribas SA	CHF	4,627	USD	4,562	6/17/19	(65,421)
BNP Paribas SA	CZK	56,197	USD	2,491	6/17/19	60,278
BNP Paribas SA	HUF	516,550	USD	1,864	6/17/19	86,935
BNP Paribas SA	NZD	7,757	USD	5,137	6/17/19	61,226
BNP Paribas SA	SEK	59,654	USD	6,475	6/17/19	180,530
BNP Paribas SA	USD	1,010	AUD	1,460	6/17/19	3,413
BNP Paribas SA	USD	779	AUD	1,098	6/17/19	(16,659)
BNP Paribas SA	USD	3,280	CAD	4,362	6/17/19	(51,755)
BNP Paribas SA	USD	4,578	CHF	4,649	6/17/19	70,508
BNP Paribas SA	USD	2,031	CZK	46,558	6/17/19	(17,785)
BNP Paribas SA	USD	2,656	EUR	2,367	6/17/19	(8,880)
BNP Paribas SA	USD	1,092	HUF	311,719	6/17/19	(19,513)
BNP Paribas SA	USD	3,620	JPY	402,095	6/17/19	94,743
BNP Paribas SA	USD	5,944	NZD	8,975	6/17/19	(70,924)
BNP Paribas SA	CAD	2,423	USD	1,800	7/24/19	5,413
BNP Paribas SA	KRW	3,047,393	USD	2,563	8/26/19	(8,086)
BNP Paribas SA	USD	1,677	AUD	2,418	9/13/19	5,489
Citibank, NA	BRL	11,314	USD	2,871	6/04/19	(12,256)
Citibank, NA	USD	2,849	BRL	11,314	6/04/19	34,773
Citibank, NA	TWD	33,805	USD	1,098	6/10/19	26,249
Citibank, NA	USD	798	PHP	41,972	6/10/19	6,531
Citibank, NA	USD	6,157	CNY	41,352	6/12/19	(168,459)
Citibank, NA	CHF	2,202	PLN	8,324	6/13/19	(28,256)
Citibank, NA	USD	5,275	CHF	5,290	6/13/19	13,739
Citibank, NA	USD	2,896	MXN	55,521	6/13/19	(68,020)
Citibank, NA	GBP	1,125	USD	1,435	6/14/19	11,515
Citibank, NA	CAD	3,523	USD	2,647	6/17/19	39,954
Citibank, NA	EUR	5,682	USD	6,545	6/17/19	190,189
Citibank, NA	EUR	1,482	USD	1,657	6/17/19	(100)
Citibank, NA	GBP	2,141	USD	2,806	6/17/19	97,658
Citibank, NA	JPY	3,003,668	USD	27,151	6/17/19	(595,784)
Citibank, NA	MXN	75,850	USD	3,832	6/17/19	(29,159)
Citibank, NA	PLN	10,734	USD	2,817	6/17/19	15,627
Citibank, NA	USD	2,377	AUD	3,361	6/17/19	(44,421)
Citibank, NA	USD	1,795	BRL	6,879	6/17/19	(44,432)
Citibank, NA	USD	1,553	COP	5,251,712	6/17/19	651
Citibank, NA	USD	4,870	EUR	4,318	6/17/19	(40,792)
Citibank, NA	USD	741	HUF	204,831	6/17/19	(36,116)
Citibank, NA	USD	3,797	JPY	423,055	6/17/19	111,063
Citibank, NA	USD	5,839	MXN	115,174	6/17/19	24,285
Citibank, NA	USD	1,134	MXN	21,862	6/17/19	(21,295)
Citibank, NA	USD	4,435	RUB	296,630	6/17/19	91,379
Citibank, NA	USD	3,267	TRY	18,733	6/17/19	(78,102)
Citibank, NA	AUD	1,098	USD	786	6/24/19	23,950
Citibank, NA	USD	1,124	AUD	1,567	6/24/19	(36,907)
Citibank, NA	TRY	3,495	USD	561	6/26/19	(30,903)
Citibank, NA	JPY	244,643	EUR	1,931	6/27/19	(100,775)
Citibank, NA	USD	1,475	JPY	163,473	6/27/19	36,743
Citibank, NA	USD	1,473	NOK	12,470	6/27/19	(46,798)
Citibank, NA	USD	1,792	ZAR	25,686	6/28/19	(33,440)
Citibank, NA	EUR	9,996	USD	11,312	7/10/19	111,671
Citibank, NA	USD	2,155	EUR	1,913	7/10/19	(11,886)
Citibank, NA	CZK	83,491	USD	3,636	7/11/19	23,111
Citibank, NA	USD	2,705	PEN	9,130	7/12/19	(10,874)
Citibank, NA	ILS	5,236	USD	1,476	7/16/19	27,584
Citibank, NA	USD	895	INR	62,927	7/16/19	5,375

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	CAD	1,009	USD	751	7/24/19	$2,906
Citibank, NA	CAD	963	USD	713	7/24/19	(227)
Citibank, NA	USD	2,150	CAD	2,880	7/24/19	(16,409)
Citibank, NA	CNY	9,852	USD	1,421	8/06/19	(1,220)
Citibank, NA	USD	1,240	RUB	81,803	8/06/19	(1,006)
Citibank, NA	USD	219	IDR	3,220,503	8/22/19	3,653
Citibank, NA	KRW	10,557,400	USD	9,000	8/26/19	93,235
Citibank, NA	GBP	707	USD	926	9/13/19	27,964
Citibank, NA	PLN	7,236	USD	1,889	9/13/19	(3,753)
Citibank, NA	BRL	6,500	USD	1,721	10/10/19	82,710
Citibank, NA	USD	3,750	JPY	407,657	12/13/19	66,309
Credit Suisse International	EUR	100	ZAR	1,573	6/04/19	(3,656)
Credit Suisse International	USD	5,434	TWD	171,836	6/10/19	11,256
Credit Suisse International	SGD	2,272	USD	1,647	6/13/19	(6,422)
Credit Suisse International	USD	2,774	CHF	2,787	6/13/19	11,979
Credit Suisse International	USD	1,645	MXN	31,221	6/13/19	(54,470)
Credit Suisse International	USD	821	GBP	626	6/14/19	(29,114)
Credit Suisse International	AUD	2,549	USD	1,789	6/17/19	19,971
Credit Suisse International	CZK	40,477	USD	1,749	6/17/19	(1,470)
Credit Suisse International	NOK	98,866	USD	11,515	6/17/19	212,542
Credit Suisse International	NZD	11,469	USD	7,764	6/17/19	258,966
Credit Suisse International	NZD	1,382	USD	899	6/17/19	(5,112)
Credit Suisse International	USD	1,237	AUD	1,766	6/17/19	(11,755)
Credit Suisse International	USD	6,176	CAD	8,116	6/17/19	(169,509)
Credit Suisse International	USD	4,600	CHF	4,563	6/17/19	(36,478)
Credit Suisse International	USD	2,610	CZK	60,089	6/17/19	(11,109)
Credit Suisse International	USD	1,559	EUR	1,364	6/17/19	(33,282)
Credit Suisse International	USD	2,777	MXN	53,651	6/17/19	(45,554)
Credit Suisse International	USD	1,757	NOK	15,412	6/17/19	4,554
Credit Suisse International	USD	10,543	NZD	15,556	6/17/19	(363,421)
Credit Suisse International	USD	2,808	PLN	10,734	6/17/19	(6,196)
Credit Suisse International	USD	10,194	SEK	96,794	6/17/19	19,575
Credit Suisse International	AUD	416	USD	297	6/24/19	8,069
Credit Suisse International	NZD	829	USD	548	6/26/19	5,581
Credit Suisse International	AUD	2,179	USD	1,608	6/28/19	95,313
Credit Suisse International	ZAR	8,111	USD	551	6/28/19	(4,007)
Credit Suisse International	USD	626	EUR	550	7/10/19	(9,820)
Credit Suisse International	NZD	317	AUD	302	7/29/19	2,586
Credit Suisse International	CZK	71,009	USD	3,074	9/13/19	(2,663)
Credit Suisse International	USD	2,448	SEK	23,166	9/13/19	12,689
Deutsche Bank AG	IDR	1,765,877	USD	121	8/22/19	(1,059)
Deutsche Bank AG	AUD	302	NZD	317	7/29/19	(2,596)
Goldman Sachs Bank USA	BRL	15,858	USD	3,970	6/04/19	(71,038)
Goldman Sachs Bank USA	USD	4,020	BRL	15,858	6/04/19	21,173
Goldman Sachs Bank USA	MXN	36,708	USD	1,862	6/13/19	(8,492)
Goldman Sachs Bank USA	PLN	2,860	USD	744	6/13/19	(2,768)
Goldman Sachs Bank USA	USD	1,447	CAD	1,942	6/13/19	(10,265)
Goldman Sachs Bank USA	USD	1,446	MXN	27,522	6/13/19	(43,977)
Goldman Sachs Bank USA	GBP	2,796	USD	3,580	6/14/19	43,631
Goldman Sachs Bank USA	USD	2,867	GBP	2,246	6/14/19	(26,272)
Goldman Sachs Bank USA	CLP	1,586,136	USD	2,412	6/17/19	176,814
Goldman Sachs Bank USA	COP	5,842,645	USD	1,865	6/17/19	137,054
Goldman Sachs Bank USA	AUD	1,567	USD	1,126	6/24/19	38,412
Goldman Sachs Bank USA	USD	1,421	AUD	2,044	6/24/19	(1,972)
Goldman Sachs Bank USA	USD	206	ZAR	2,969	6/28/19	(2,615)
Goldman Sachs Bank USA	BRL	23,396	USD	5,853	7/02/19	(94,310)
Goldman Sachs Bank USA	PLN	5,681	USD	1,478	7/11/19	(5,461)
Goldman Sachs Bank USA	USD	1,445	CZK	33,105	7/11/19	(12,717)
Goldman Sachs Bank USA	INR	183,424	USD	2,606	7/16/19	(17,187)
Goldman Sachs Bank USA	USD	1,453	ILS	5,169	7/16/19	(23,489)
Goldman Sachs Bank USA	USD	6,398	INR	450,157	7/16/19	41,090
Goldman Sachs Bank USA	USD	1,715	INR	119,705	7/16/19	(2,544)
Goldman Sachs Bank USA	BRL	5,846	USD	1,419	7/22/19	(64,560)
Goldman Sachs Bank USA	USD	2,166	BRL	8,739	7/22/19	51,663
Goldman Sachs Bank USA	USD	760	CAD	1,019	7/24/19	(5,395)
Goldman Sachs Bank USA	USD	2,136	RUB	139,152	8/06/19	(27,581)
Goldman Sachs Bank USA	USD	4,310	MYR	17,546	8/21/19	(120,475)
Goldman Sachs Bank USA	IDR	996,885	USD	67	8/22/19	(1,610)
HSBC Bank USA	TWD	86,580	USD	2,810	6/10/19	66,132

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	CNY	14,742	USD	2,169	6/12/19	$34,116
HSBC Bank USA	USD	4,639	CHF	4,694	6/13/19	53,547
HSBC Bank USA	USD	169	COP	550,208	6/17/19	(6,644)
HSBC Bank USA	USD	1,444	AUD	2,085	6/24/19	3,712
HSBC Bank USA	USD	2,199	NZD	3,290	6/26/19	(45,205)
HSBC Bank USA	AUD	1,221	USD	873	6/28/19	25,294
HSBC Bank USA	ZAR	14,438	USD	996	6/28/19	7,475
HSBC Bank USA	ZAR	15,670	USD	1,058	6/28/19	(14,592)
HSBC Bank USA	USD	1,793	EUR	1,601	7/10/19	684
HSBC Bank USA	INR	102,206	USD	1,454	7/16/19	(7,536)
HSBC Bank USA	USD	2,167	ILS	7,710	7/16/19	(33,841)
HSBC Bank USA	USD	2,502	CNY	17,362	8/06/19	5,433
HSBC Bank USA	USD	718	CNY	4,968	8/06/19	(482)
HSBC Bank USA	KRW	3,379,558	USD	2,850	8/26/19	(697)
JPMorgan Chase Bank, NA	ZAR	1,573	EUR	100	6/04/19	3,656
JPMorgan Chase Bank, NA	TWD	131,393	USD	4,265	6/10/19	100,662
JPMorgan Chase Bank, NA	CHF	6,075	USD	6,067	6/13/19	(5,527)
JPMorgan Chase Bank, NA	GBP	957	USD	1,232	6/17/19	22,273
JPMorgan Chase Bank, NA	USD	810	GBP	620	6/17/19	(26,281)
JPMorgan Chase Bank, NA	USD	836	JPY	91,272	6/27/19	7,829
JPMorgan Chase Bank, NA	USD	635	ZAR	9,158	6/28/19	(8,291)
JPMorgan Chase Bank, NA	ZAR	15,777	USD	1,098	6/28/19	18,087
JPMorgan Chase Bank, NA	EUR	988	USD	1,108	7/10/19	640
JPMorgan Chase Bank, NA	CZK	12,700	EUR	492	7/11/19	1,394
JPMorgan Chase Bank, NA	IDR	1,649,113	USD	112	8/22/19	(1,397)
Morgan Stanley Capital Services, Inc.	BRL	32,504	USD	8,160	6/04/19	(123,441)
Morgan Stanley Capital Services, Inc.	USD	8,249	BRL	32,504	6/04/19	35,210
Morgan Stanley Capital Services, Inc.	INR	143,437	USD	2,064	6/07/19	5,166
Morgan Stanley Capital Services, Inc.	TWD	168,328	USD	5,464	6/10/19	129,237
Morgan Stanley Capital Services, Inc.	USD	1,456	TWD	44,756	6/10/19	(37,967)
Morgan Stanley Capital Services, Inc.	CAD	1,926	MXN	28,089	6/13/19	5,288
Morgan Stanley Capital Services, Inc.	USD	526	CHF	532	6/13/19	5,368
Morgan Stanley Capital Services, Inc.	GBP	1,122	USD	1,421	6/14/19	2,160
Morgan Stanley Capital Services, Inc.	BRL	6,879	USD	1,838	6/17/19	86,691
Morgan Stanley Capital Services, Inc.	USD	1,433	AUD	2,066	6/24/19	918
Morgan Stanley Capital Services, Inc.	JPY	229,188	USD	2,067	6/27/19	(52,095)
Morgan Stanley Capital Services, Inc.	SEK	20,048	USD	2,165	6/27/19	48,462
Morgan Stanley Capital Services, Inc.	AUD	1,080	USD	800	6/28/19	50,396
Morgan Stanley Capital Services, Inc.	USD	4,440	AUD	6,012	6/28/19	(265,665)
Morgan Stanley Capital Services, Inc.	USD	3,150	BRL	12,727	7/02/19	85,200
Morgan Stanley Capital Services, Inc.	EUR	968	USD	1,087	7/10/19	1,548

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	PLN	3,125	USD	814	7/11/19	$(2,306)
Morgan Stanley Capital Services, Inc.	USD	2,165	CZK	49,548	7/11/19	(21,390)
Morgan Stanley Capital Services, Inc.	COP	1,719,240	USD	518	7/12/19	10,231
Morgan Stanley Capital Services, Inc.	INR	100,599	USD	1,433	7/16/19	(5,602)
Morgan Stanley Capital Services, Inc.	RUB	72,998	USD	1,103	8/06/19	(2,323)
Morgan Stanley Capital Services, Inc.	USD	6,478	RUB	428,516	8/06/19	13,636
Morgan Stanley Capital Services, Inc.	USD	4,950	IDR	71,851,985	8/22/19	10,184
Morgan Stanley Capital Services, Inc.	USD	2,128	KRW	2,525,667	8/26/19	2,528
Morgan Stanley Capital Services, Inc.	JPY	253,681	USD	2,345	12/13/19	(29,284)
Natwest Markets PLC	USD	2,193	CNY	14,723	6/12/19	(61,145)
Natwest Markets PLC	MXN	13,905	USD	711	6/13/19	2,195
Natwest Markets PLC	USD	1,438	CHF	1,444	6/13/19	5,267
Natwest Markets PLC	GBP	2,286	USD	2,955	6/14/19	63,458
Natwest Markets PLC	EUR	1,625	JPY	202,461	6/17/19	53,417
Natwest Markets PLC	USD	2,226	CLP	1,586,136	6/17/19	9,478
Natwest Markets PLC	USD	842	EUR	746	6/20/19	(7,272)
Natwest Markets PLC	NZD	3,292	USD	2,176	6/26/19	21,353
Natwest Markets PLC	JPY	671,075	USD	6,078	6/27/19	(126,137)
Natwest Markets PLC	USD	3,333	NOK	28,307	6/27/19	(95,920)
Natwest Markets PLC	GBP	1,111	USD	1,450	7/10/19	42,730
Natwest Markets PLC	USD	2,857	EUR	2,557	7/10/19	7,956
Natwest Markets PLC	USD	2,913	EUR	2,590	7/10/19	(10,538)
Natwest Markets PLC	USD	4,029	PLN	15,387	7/11/19	(9,941)
Natwest Markets PLC	CLP	5,759,575	USD	8,260	7/12/19	147,304
Natwest Markets PLC	PEN	32,209	USD	9,688	7/12/19	182,745
Natwest Markets PLC	USD	996	CLP	710,458	7/12/19	4,300
Natwest Markets PLC	USD	1,864	CLP	1,299,379	7/12/19	(33,516)
Natwest Markets PLC	ILS	24,351	USD	6,865	7/16/19	128,876
Natwest Markets PLC	BRL	6,780	USD	1,682	7/22/19	(38,370)
Natwest Markets PLC	JPY	8,034,355	USD	73,941	9/13/19	(777,123)
Natwest Markets PLC	JPY	160,982	USD	1,488	12/13/19	(19,218)
Standard Chartered Bank	BRL	14,249	USD	3,616	6/04/19	(15,434)
Standard Chartered Bank	USD	3,535	BRL	14,249	6/04/19	96,432
Standard Chartered Bank	TWD	8,548	USD	277	6/10/19	6,554
Standard Chartered Bank	CNY	5,755	USD	838	6/12/19	5,036
Standard Chartered Bank	SGD	1,974	USD	1,432	6/13/19	(5,286)
Standard Chartered Bank	USD	2,184	MXN	41,885	6/13/19	(49,968)
Standard Chartered Bank	GBP	1,691	USD	2,214	6/14/19	74,773
Standard Chartered Bank	USD	2,205	GBP	1,681	6/14/19	(78,595)
Standard Chartered Bank	AUD	5,133	USD	3,568	6/24/19	5,206
Standard Chartered Bank	BRL	14,249	USD	3,526	7/02/19	(95,861)
Standard Chartered Bank	INR	188,177	USD	2,681	7/16/19	(10,254)
Standard Chartered Bank	USD	1,377	INR	97,330	7/16/19	14,907
Standard Chartered Bank	CNY	34,909	USD	5,189	7/25/19	144,757
Standard Chartered Bank	CNY	27,369	USD	3,984	8/06/19	32,164
Standard Chartered Bank	IDR	1,271,164	USD	88	8/22/19	48
Standard Chartered Bank	IDR	45,073,694	USD	3,104	8/22/19	(7,378)
Standard Chartered Bank	USD	4,252	IDR	61,816,341	8/22/19	15,272
State Street Bank & Trust Co.	USD	672	BRL	2,653	6/04/19	3,693
State Street Bank & Trust Co.	CHF	1,465	USD	1,470	6/13/19	5,214
State Street Bank & Trust Co.	MXN	5,756	USD	294	6/13/19	1,231
State Street Bank & Trust Co.	SGD	356	USD	264	6/13/19	4,307
State Street Bank & Trust Co.	USD	113	MXN	2,162	6/13/19	(2,562)
State Street Bank & Trust Co.	USD	270	GBP	206	6/14/19	(8,960)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	AUD	677	USD	487	6/17/19	$17,048
State Street Bank & Trust Co.	CAD	476	USD	356	6/17/19	3,987
State Street Bank & Trust Co.	CHF	107	USD	108	6/17/19	1,064
State Street Bank & Trust Co.	CZK	9,973	USD	438	6/17/19	6,808
State Street Bank & Trust Co.	EUR	4,162	USD	4,723	6/17/19	67,791
State Street Bank & Trust Co.	GBP	452	USD	590	6/17/19	18,345
State Street Bank & Trust Co.	NOK	3,501	USD	404	6/17/19	4,164
State Street Bank & Trust Co.	THB	47,195	USD	1,514	6/17/19	22,619
State Street Bank & Trust Co.	THB	41,328	USD	1,289	6/17/19	(17,352)
State Street Bank & Trust Co.	USD	2,791	THB	88,523	6/17/19	7,118
State Street Bank & Trust Co.	USD	1,073	EUR	949	6/17/19	(11,227)
State Street Bank & Trust Co.	USD	244	GBP	186	6/17/19	(9,188)
State Street Bank & Trust Co.	USD	6,345	NZD	9,266	6/17/19	(281,601)
State Street Bank & Trust Co.	NOK	2,505	USD	289	6/27/19	2,705
State Street Bank & Trust Co.	USD	277	JPY	30,243	6/27/19	3,065
State Street Bank & Trust Co.	USD	294	NOK	2,498	6/27/19	(7,924)
State Street Bank & Trust Co.	USD	3,265	SEK	30,167	6/27/19	(79,515)
State Street Bank & Trust Co.	USD	1,622	AUD	2,292	6/28/19	(31,093)
State Street Bank & Trust Co.	USD	893	ZAR	12,965	6/28/19	(5,908)
State Street Bank & Trust Co.	ZAR	4,079	USD	283	6/28/19	4,125
State Street Bank & Trust Co.	EUR	545	USD	612	7/10/19	1,477
State Street Bank & Trust Co.	USD	149	EUR	133	7/10/19	65
State Street Bank & Trust Co.	USD	314	EUR	278	7/10/19	(3,244)
State Street Bank & Trust Co.	PLN	926	USD	244	7/11/19	2,038
State Street Bank & Trust Co.	USD	4,025	CNY	27,369	8/06/19	(72,832)
State Street Bank & Trust Co.	USD	1,059	PLN	4,044	7/11/19	(2,968)
State Street Bank & Trust Co.	USD	2,559	THB	80,773	9/13/19	(768)
UBS AG	TWD	22,417	USD	713	6/10/19	2,145
UBS AG	GBP	844	USD	1,086	6/14/19	18,943
UBS AG	USD	888	CAD	1,190	6/17/19	(7,084)
UBS AG	USD	7,484	JPY	820,813	6/27/19	105,017
UBS AG	USD	722	KRW	856,053	8/26/19	684

						$(38,673)

CURRENCY OPTIONS WRITTEN

Description/Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
AUD vs. USD/Morgan Stanley Capital Services LLC (w)	AUD	1.280	06/2019	13,200,000	AUD	13,200	$137,041	$(138)
CNH vs. USD/JPMorgan Chase Bank, NA (w)	CNH	6.690	08/2019	58,363,560	CNH	58,364	35,232	(5,774)
NZD vs. CAD/Deutsche Bank AG (w)	NZD	1.010	07/2019	1,545,300	NZD	1,545	5,084	(207)
Put
AUD vs. USD/Barclays Bank PLC (w)	AUD	1.450	06/2019	13,200,000	AUD	13,200	71,408	(51,553)
BRL vs. USD/Natwest Markets PLC (w)	BRL	4.260	07/2019	45,965,400	BRL	45,965	79,091	(26,099)
EUR vs. USD/Bank of America, NA (w)	EUR	0.920	07/2019	9,600,000	EUR	9,600	11,432	(6,402)
INR vs. USD/Morgan Stanley Capital Services LLC (w)	INR	71.180	06/2019	825,688,000	INR	825,688	39,521	(1,990)
NZD vs. CAD/JPMorgan Chase Bank, NA (w)	NZD	1.160	07/2019	1,615,000	NZD	1,615	7,320	(2,128)
SGD vs. CHF/UBS AG (w)	SGD	1.550	06/2019	930,000	SGD	930	2,811	(15)
TRY vs. USD/JPMorgan Chase Bank, NA (w)	TRY	8.000	10/2019	11,704,000	TRY	11,704	43,597	(18,327)
TRY vs. USD/Natwest Markets PLC (w)	TRY	8.200	11/2019	58,302,000	TRY	58,302	187,775	(113,782)

							$620,312	$(226,415)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)%	Quarterly	3.09%	USD	5	$(349)	$(302)	$(47)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.09	USD	3,366	(241,876)	(190,897)	(50,979)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)%	Quarterly	3.09%	USD	3,579	$(257,212)	$(219,606)	$(37,606)
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	(5.00)	Quarterly	3.23	USD	1,426	(105,249)	(89,808)	(15,441)
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	(5.00)	Quarterly	3.55	USD	1,257	(84,436)	(105,189)	20,753
iTraxxx Xover Series 28, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.14	EUR	1,914	(152,485)	(204,638)	52,153
Sale Contracts
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	3.09	USD	5	349	324	25
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00	Quarterly	3.55	USD	1,257	84,719	45,074	39,645
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	5.00	Quarterly	3.88	USD	221	12,790	16,403	(3,613)
CDX-NAIG Series 28, 5 Year Index, 6/20/22*	1.00	Quarterly	0.45	USD	84,550	1,550,943	1,223,214	327,729
Federative Republic of Brazil, 4.250%, 1/7/25, 6/20/24*	1.00	Quarterly	1.79	USD	395	(13,693)	(12,483)	(1,210)
iTraxxx Europe Series 27, 5 Year Index, 6/20/22*	1.00	Quarterly	0.37	EUR	37,100	884,282	811,279	73,003
iTraxxx Xover Series 31, 5 Year Index, 6/20/24*	5.00	Quarterly	3.08	EUR	4,496	485,869	524,574	(38,705)
Republic of South Africa, 5.500%, 3/9/20, 6/20/24*	1.00	Quarterly	2.02	USD	330	(14,844)	(13,421)	(1,423)
Republic of Turkey, 11.785%, 1/15/30, 6/20/24*	1.00	Quarterly	4.85	USD	806	(127,766)	(86,402)	(41,364)

						$2,021,042	$1,698,122	$322,920

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	10,850	4/16/24	3 Month LIBOR	2.396%	Quarterly/ Semi-Annual	$232,214	$	– 0	–	$232,214
GBP	450	12/17/28	6 Month LIBOR	1.479%	Semi-Annual/ Semi-Annual	21,307		– 0	–	21,307
GBP	450	12/17/28	1.600%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(27,992)		– 0	–	(27,992)
GBP	450	12/17/28	6 Month LIBOR	1.600%	Semi-Annual/ Semi-Annual	27,943		25,820		2,123
GBP	450	12/17/28	1.479%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(21,267)		(19,461)		(1,806)
NOK	95,690	1/11/29	6 Month NIBOR	2.100%	Semi-Annual/ Annual	192,147		– 0	–	192,147
CHF	10,650	1/11/29	6 Month LIBOR	0.299%	Semi-Annual/ Annual	508,141		– 0	–	508,141
NZD	3,780	1/11/29	3 Month BKBM	2.653%	Quarterly/ Semi-Annual	186,421		– 0	–	186,421
NZD	3,780	1/11/29	2.653%	3 Month BKBM	Semi-Annual/ Quarterly	(185,379)		(166,970)		(18,409)
CHF	1,690	1/11/29	0.299%	6 Month LIBOR	Annual/Semi- Annual	(80,521)		(73,349)		(7,172)
NOK	19,040	2/08/29	6 Month NIBOR	2.072%	Semi-Annual/ Annual	31,404		– 0	–	31,404
NOK	17,320	3/07/29	6 Month NIBOR	2.083%	Semi-Annual/ Annual	30,195		– 0	–	30,195
CHF	1,530	3/07/29	6 Month LIBOR	0.243%	Semi-Annual/ Annual	61,224		– 0	–	61,224
USD	7,230	4/16/29	2.531%	3 Month LIBOR	Semi-Annual/ Quarterly	(285,160)		– 0	–	(285,160)
SEK	38,620	4/17/29	3 Month STIBOR	0.933%	Quarterly/Annual	105,836		– 0	–	105,836
NZD	6,750	4/17/29	3 Month BKBM	2.305%	Quarterly/Semi- Annual	160,394		– 0	–	160,394
CHF	6,740	4/17/29	6 Month LIBOR	0.106%	Semi-Annual/ Annual	165,811		– 0	–	165,811
NZD	480	4/17/29	2.305%	3 Month BKBM	Semi-Annual/ Quarterly	(11,407)		(11,223)		(184)
NZD	3,820	5/07/29	3 Month BKBM	2.193%	Quarterly/ Semi-Annual	64,016		– 0	–	64,016

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
CHF	950	5/07/29	6 Month LIBOR	0.090%	Semi-Annual /Annual	$21,148	$	– 0	–	$21,148
EUR	440	5/30/29	0.513%	6 Month EURIBOR	Annual/ Semi-Annual	(9,189)		– 0	–	(9,189)
EUR	440	5/30/29	6 Month EURIBOR	0.513%	Semi-Annual/ Annual	9,189		7,825		1,364
EUR	440	5/30/29	6 Month EURIBOR	0.378%	Semi-Annual/ Annual	2,514		– 0	–	2,514
EUR	440	5/30/29	0.378%	6 Month EURIBOR	Annual/Semi- Annual	(2,514)		(1,186)		(1,328)
NOK	17,070	6/04/29	6 Month NIBOR	1.935%	Semi-Annual/ Annual	(882)		– 0	–	(882)
EUR	160	5/28/49	1.090%	6 Month EURIBOR	Annual/Semi- Annual	(10,352)		– 0	–	(10,352)
EUR	160	5/28/49	1.013%	6 Month EURIBOR	Annual/Semi- Annual	(4,610)		(2,553)		(2,057)
EUR	160	5/28/49	6 Month EURIBOR	1.090%	Semi-Annual/ Annual	8,409		6,321		2,088
EUR	160	5/28/49	6 Month EURIBOR	1.013%	Semi-Annual/ Annual	6,415		– 0	–	6,415

						$1,195,455		$(234,776)		$1,430,231

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2019	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00%	Monthly	13.15%	USD 2,500	$(518,625)	$(444,366)	$(74,259)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.85	USD 5,800	(622,050)	(580,893)	(41,157)
Deutsche Bank AG
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	13.15	USD 2,500	(518,625)	(453,840)	(64,785)
Goldman Sachs International
Avis Budget Group, Inc., 5.250%, 3/15/25, 12/20/23*	5.00	Quarterly	2.54	USD 110	12,003	6,463	5,540

					$(1,647,297)	$(1,472,636)	$(174,661)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
Markit iBoxx EUR
Liquid High Yield Index	EURIBOR	Quarterly/ Maturity	EUR	511	6/20/19	$989
Barclays Bank PLC
Barclays Capital US
Inflation Linked Bonds 1 to 10 Year	LIBOR Plus 0.0014%	Quarterly	USD	135,156	8/01/19	520,890
Citibank, NA
CGABROE6	LIBOR Plus 0.20%	Quarterly	USD	5,175	5/15/20	(161,711)
Goldman Sachs International Mellanox Technologies, Ltd.	LIBOR Plus 0.35%	Monthly	USD	1,647	1/05/21	(156,147)
Russell 2000 Total Return Index	LIBOR	Quarterly	USD	9,620	5/15/20	(550,698)
JPMorgan Chase Bank, NA
iBoxx $ Liquid High Yield Index	LIBOR	Quarterly/ Maturity	USD	697	6/20/19	(643)
JPQABACP (1)	(0.17)%	Maturity	USD	26,571	6/17/19	(3,359,569)
JPQABEUV	EURIBOR Minus 0.30%	Quarterly	EUR	1,477	4/15/20	(70,964)
Morgan Stanley & Co. International PLC
Bloomberg Commodity Index	0.12%	Maturity	USD	50,039	6/17/19	(2,659,121)
iBoxx $ Liquid High Yield Index	LIBOR	Quarterly/ Maturity	USD	2,777	6/20/19	(4,660)
Pay Total Return on Reference Obligation
Barclays Bank PLC
Bloomberg Barclays Global-Aggregate Total Return Index Value Hedged USD	LIBOR Minus 0.10%	Quarterly	USD	5,520	4/15/20	78,765
iBoxx $ Liquid High Yield Index	LIBOR	Maturity	USD	1,650	6/20/19	9,797
Goldman Sachs & Co.
Chemical Financial Corp.	LIBOR Minus 0.30%	Annual	USD	114	1/05/21	9,947
Chemical Financial Corp.	LIBOR Minus 0.28%	Annual	USD	87	1/05/21	6,996
Chemical Financial Corp.	LIBOR Minus 0.30%	Annual	USD	23	1/05/21	1,794
Cousins Properties, Inc.	LIBOR Plus 0.35%	Annual	USD	442	1/05/21	9,242
Cousins Properties, Inc.	LIBOR Minus 0.29%	Annual	USD	32	1/05/21	872
Expedia Group, Inc.	LIBOR Minus 0.28%	Annual	USD	166	1/05/21	3,469
Fidelity National Information Services I	LIBOR Minus 0.28%	Annual	USD	430	1/05/21	0
Fidelity National Information Services I	LIBOR Minus 0.28%	Annual	USD	30	1/05/21	(296)
Global Payments, Inc.	LIBOR Minus 0.29%	Annual	USD	45	1/05/21	(1,840)
Global Payments, Inc.	LIBOR Minus 0.29%	Annual	USD	1,060	1/05/21	(21,145)
Jones Lang LaSalle, Inc.	LIBOR Minus 0.30%	Annual	USD	332	1/05/21	44,976
Jones Lang LaSalle, Inc.	LIBOR Plus 0.35%	Annual	USD	109	1/05/21	9,540

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Jones Lang LaSalle, Inc.	LIBOR Plus 0.35%	Monthly	USD	115	1/05/21	$8,455
Jones Lang LaSalle, Inc.	LIBOR Plus 0.35%	Annual	USD	58	1/05/21	4,577
Jones Lang LaSalle, Inc.	LIBOR Plus 0.35%	Annual	USD	34	1/05/21	3,394
Occidental Petroleum Corp.	LIBOR Minus 0.30%	Monthly	USD	353	1/05/21	34,073
Goldman Sachs International
BB&T Corp.	LIBOR Plus 0.35%	Monthly	USD	998	1/05/21	64,135
BB&T Corp.	LIBOR Minus 0.30%	Monthly	USD	506	1/05/21	38,502
Centene Corp.	LIBOR Minus 0.29%	Monthly	USD	147	1/05/21	(14,019)
Centene Corp.	LIBOR Minus 0.29%	Annual	USD	377	1/05/21	(26,634)
Centene Corp.	LIBOR Minus 0.29%	Annual	USD	500	1/05/21	(39,935)
Centene Corp.	LIBOR Minus 0.30%	Monthly	USD	346	1/05/21	(49,719)
Chemical Financial Corp.	LIBOR Minus 0.30%	Monthly	USD	1,465	1/05/21	250,800
Cousins Properties, Inc.	LIBOR Plus 0.35%	Monthly	USD	1,294	1/05/21	41,855
Expedia Group, Inc.	LIBOR Minus 0.29%	Annual	USD	1,410	1/05/21	132,164
Expedia Group, Inc.	LIBOR Minus 0.29%	Monthly	USD	718	1/05/21	57,690
Fidelity National Information Services I	LIBOR Minus 0.29%	Annual	USD	409	1/05/21	(20,812)
Fidelity National Information Services I	LIBOR Minus 0.29%	Monthly	USD	500	1/05/21	(50,376)
Fidelity National Information Services I	LIBOR Minus 0.30%	Monthly	USD	464	1/05/21	(58,352)
S&P 500 Total Return Index	LIBOR Plus 0.14%	Quarterly	USD	89,802	5/15/20	3,163,250
Morgan Stanley Capital Services LLC
Amcor LP	BBR Plus 0.50%	Monthly	AUD	1,972	1/27/21	(280,395)
Ameris Bancorp	LIBOR Minus 0.30%	Monthly	USD	253	1/27/21	21,347
Ameris Bancorp	LIBOR Minus 0.30%	Monthly	USD	107	1/27/21	15,658
Ameris Bancorp	LIBOR Minus 0.27%	Monthly	USD	455	1/27/21	14,296
Ameris Bancorp	LIBOR Minus 0.30%	Annual	USD	167	1/27/21	13,545
Ameris Bancorp	LIBOR Minus 0.30%	Annual	USD	29	1/27/21	4,165
Ameris Bancorp	LIBOR Minus 0.30%	Monthly	USD	63	1/27/21	2,179
Ameris Bancorp	LIBOR Minus 0.30%	Monthly	USD	25	1/27/21	2,009
Ameris Bancorp	LIBOR Minus 0.30%	Annual	USD	14	1/27/21	1,125
Ameris Bancorp	LIBOR Minus 0.30%	Monthly	USD	4	1/27/21	643
Bristol-Myers Squibb Co.	LIBOR Minus 0.25%	Annual	USD	838	1/27/21	72,653
Bristol-Myers Squibb Co.	LIBOR Minus 0.29%	Annual	USD	260	1/27/21	6,631
Encana Corp.	LIBOR Plus 0.30%	Monthly	USD	1,455	1/27/21	345,271
Fidelity National Financial, Inc.	LIBOR Minus 0.29%	Annual	USD	49	1/27/21	(410)
Fidelity National Financial, Inc.	LIBOR Minus 0.29%	Annual	USD	16	1/27/21	(421)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Fidelity National Financial, Inc.	LIBOR Minus 0.30%	Monthly	USD	30	1/27/21	$(2,720)
Fidelity National Financial, Inc.	LIBOR Minus 0.29%	Annual	USD	231	1/27/21	(5,039)
Fidelity National Financial, Inc.	LIBOR Minus 0.30%	Monthly	USD	85	1/27/21	(8,754)
Fidelity National Financial, Inc.	LIBOR Minus 0.30%	Monthly	USD	111	1/27/21	(8,791)
Fidelity National Financial, Inc.	LIBOR Minus 0.30%	Monthly	USD	303	1/27/21	(28,031)
Fiserv, Inc.	LIBOR Minus 0.29%	Annual	USD	549	1/27/21	27,355
Fiserv, Inc.	LIBOR Plus 0.30%	Annual	USD	1,481	1/27/21	(29,742)
Harris Corp.	LIBOR Minus 0.29%	Annual	USD	608	1/27/21	(92,344)
Harris Corp.	LIBOR Plus 0.30%	Annual	USD	1,173	1/27/21	(369,496)
II-VI, Inc.	LIBOR Minus 0.29%	Annual	USD	232	1/27/21	47,243
II-VI, Inc.	LIBOR Minus 0.30%	Monthly	USD	167	1/27/21	31,372
II-VI, Inc.	LIBOR Plus 0.30%	Annual	USD	225	1/27/21	17,876
II-VI, Inc.	LIBOR Minus 0.29%	Monthly	USD	55	1/27/21	13,685
II-VI, Inc.	LIBOR Minus 0.30%	Monthly	USD	42	1/27/21	8,256
II-VI, Inc.	LIBOR Minus 0.237%	Annual	USD	87	1/27/21	1,655
T-Mobile US, Inc.	LIBOR Minus 0.29%	Monthly	USD	38	1/27/21	(212)
T-Mobile US, Inc.	LIBOR Minus 0.29%	Annual	USD	552	1/27/21	(27,609)
T-Mobile US, Inc.	LIBOR Minus 0.25%	Annual	USD	809	1/27/21	(54,881)
Morgan Stanley & Co. International PLC
DSV A/S	CIBOR Minus 0.40%	Monthly	DKK	681	1/27/21	(6,131)

						$(3,018,481)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
Nasdaq 100 Stock Index 8/16/19*	21.05%	Maturity	USD	2	$218,972	$	– 0	–	$218,972
FTSE 100 Index 6/21/19*	16.65	Maturity	GBP	1	(92,758)		– 0	–	(92,758)
Russell 2000 Index 8/16/19*	20.35	Maturity	USD	1	93,721		– 0	–	93,721
UBS AG
Nikkei 225 Index 7/12/19*	17.69	Maturity	JPY	301	(22,349)		– 0	–	(22,349)
S&P/ASX 200 Index 7/18/19*	13.19	Maturity	AUD	6	53,114		– 0	–	53,114
Sale Contracts
Bank of America, NA
FTSE 100 Index 6/21/19*	11.70	Maturity	GBP	1	(21,575)		– 0	–	(21,575)

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)			Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG
Nasdaq 100 Stock Index 6/21/19*	19.65	Maturity	USD	1		$(38,230)	$	– 0	–	$(38,230)
Nasdaq 100 Stock Index 6/21/19*	19.75%	Maturity	USD	1		(26,083)		– 0	–	(26,083)
Russell 2000 Index 6/21/19*	20.10	Maturity	USD	– 0	– ***	(17,601)		– 0	–	(17,601)
Russell 2000 Index 6/21/19*	19.10	Maturity	USD	– 0	– ***	(15,222)		– 0	–	(15,222)
JPMorgan Chase Bank, NA
Nikkei 225 Index 7/12/19*	21.25	Maturity	JPY	288		365,550		– 0	–	365,550
UBS AG
Nikkei 225 Index 6/14/19*	19.95	Maturity	JPY	135		204,320		– 0	–	204,320

						$701,859	$	– 0	–	$701,859

*	Termination date

**	Principal amount less than 500.
***	Notional amount less than 500.
+	Pays 11% cash or up to 7% PIK & remaining in cash.
†	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2019.
(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the aggregate market value of these securities amounted to $49,455,458 or 7.0% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	Illiquid security.
(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
CHC Group LLC	4/26/17	$34,109		$297		0.00%
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon,10/01/20	4/26/17	187,893		47,543		0.01%
Exide Technologies	4/26/17	2,165		– 0	–	0.00%
Exide Technologies/Old	3/30/17	1,094		– 0	–	0.00%
Momentive Performance Materials, Inc.
8.875%,10/15/20	4/26/17	– 0	–	– 0	–	0.00%
Monitronics International, Inc.
9.125%, 4/01/20	4/19/18	101,532		8,471		0.00%

(f)	Fair valued by the Adviser.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	Defaulted.
(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at May 31, 2019.
(k)	Defaulted matured security.
(l)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.03% of net assets as of May 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Technologies
11.00%, 4/30/22	12/01/18	$237,874	$155,050	0.02%
K2016470219 South Africa Ltd.
3.00%, 12/31/22	4/26/17	10,110	365	0.00%
K2016470260 South Africa Ltd.
25.00%, 12/31/22	4/26/17	14,422	252	0.00%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	4/26/17	15	1	0.00%
Terraform Global Operating LLC
6.125%, 3/01/26	2/08/18	37,000	37,012	0.01%
Tonon Luxembourg SA
7.25%, 1/24/20	4/26/17	1,486	298	0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	4/26/17	33,435	20,230	0.00%

(m)	Convertible security.
(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(p)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2019.
(q)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2019.
(r)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(s)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at May 31, 2019.
(t)	Affiliated investments.
(u)	The rate shown represents the 7-day yield as of period end.
(v)

As of May 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $72,776,399 and gross unrealized depreciation of investments was $(39,055,007), resulting in net unrealized appreciation of $33,721,392.

(w)	One contract relates to 1 share.

Currency Abbreviation:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee

JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
ASX	-	Australian Stock Exchange
BBA	-	British Bankers Association
BBR	-	Bank of England Base Rate
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
BTP	-	Buoni del Tesoro Poliennali
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CIBOR	-	Copenhagen Interbank Offered Rate
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETS	-	Emission Trading Scheme
EURIBOR	-	Euro Interbank Offered Rate
FTSE	-	Financial Times Stock Exchange
IBEX	-	International Business Exchange
LIBOR	-	London Interbank Offered Rates
MIB	-	Milano Italia Borsa
MSCI	-	Morgan Stanley Capital International
NIBOR	-	Norwegian Interbank Offered Rate
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

(1)	The following table represents the 50 largest (long/short) equity basket holdings underlying the total return swap with JPQABACP as of May 31, 2019.

Security Description	Shares	Notional Value as of 5/31/19	Percent of Basket’s Value
MSCI AC World Index IMI (USD) Growth Index	(18,083)	$(31,102,322)	(117.1)%
Royal Dutch Shell PLC	1,337	4,169,071	15.7%
Chevron Corp.	15,737	1,793,985	6.8%
BP PLC	2,624	1,785,906	6.7%
TOTAL SA	31,404	1,644,768	6.2%
Exxon Mobil Corp.	22,962	1,630,289	6.1%
EOG Resources, Inc.	13,354	1,094,996	4.1%
Anadarko Petroleum Corp.	14,275	999,231	3.8%
Glencore PLC	2,628	844,660	3.2%
Repsol SA	53,702	837,800	3.2%
PetroChina Co. Ltd.	1,594,778	813,605	3.1%
Agnico Eagle Mines Ltd.	18,341	800,447	3.0%
Vale SA	52,246	626,954	2.4%
Boliden AB	26,611	603,961	2.3%
LUKOIL PJSC	7,015	568,190	2.1%
Motor Oil Hellas Corinth Refineries SA	18,307	469,198	1.8%
Alcoa Corp.	21,675	455,176	1.7%
Rio Tinto PLC	74	423,435	1.6%
Mosaic Co./The	19,378	406,946	1.5%
Halliburton Co.	18,204	382,283	1.4%
MMC Norilsk Nickel PJSC	17,881	375,509	1.4%
Antofagasta PLC	374	369,300	1.4%
First Quantum Minerals Ltd.	46,449	343,582	1.3%
JXTG Holdings, Inc.	70,374	335,749	1.3%
Continental Resources, Inc./OK	9,468	331,367	1.2%
Yamato Kogyo Co. Ltd.	11,681	321,352	1.2%
Origin Energy Ltd.	61,185	296,746	1.1%
Newcrest Mining Ltd.	15,594	291,723	1.1%
C&J Energy Services, Inc.	23,273	279,280	1.1%
Aker BP ASA	9,850	265,552	1.0%
Tupras Turkiye Petrol Rafineries AS	11,201	251,443	0.9%
Lundin Mining Corp.	53,661	238,158	0.9%
Johnson Matthey PLC	58	226,167	0.9%
Concho Resources, Inc.	2,174	213,059	0.8%
S-Oil Corp.	2,922	204,886	0.8%
Norsk Hydro ASA	57,076	202,125	0.8%
SM Energy Co.	16,179	194,154	0.7%
Polyus PJSC	4,705	188,209	0.7%
Sumitomo Metal Mining Co. Ltd.	7,076	186,529	0.7%
Cosan SA	15,373	184,582	0.7%
Detour Gold Corp.	18,248	175,473	0.7%
Sasol Ltd.	68	171,819	0.6%
Inpex Corp.	20,616	166,906	0.6%
OZ Minerals Ltd.	22,825	142,328	0.5%
Petroleo Brasileiro SA	10,263	133,421	0.5%
Whiting Petroleum Corp.	6,871	123,673	0.5%
Incitec Pivot Ltd.	58,162	120,892	0.5%
Industrias Penoles SAB de CV	10,723	119,747	0.5%
Syrah Resources Ltd.	165,703	114,807	0.4%
APERAM SA	4,416	103,344	0.4%
Other	101,424	362,494	1.4%

AB All Market Total Return Portfolio

May 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2019:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$76,895,719		$8,126,875		$	– 0	–	$85,022,594
Financials	37,115,183		19,452,655			– 0	– (a)	56,567,838
Health Care	47,536,211		8,241,404			– 0	– (a)	55,777,615
Industrials	31,796,853		14,377,933			– 0	– (a)	46,174,786
Consumer Discretionary	36,678,388		8,982,018			83,488		45,743,894
Communication Services	23,623,044		9,816,262			– 0	– (a)	33,439,306
Consumer Staples	9,649,147		9,969,952			73,474		19,692,573
Energy	7,757,805		5,148,825			83,144	(a)	12,989,774
Real Estate	7,530,436		4,571,009			– 0	–	12,101,445
Materials	6,705,562		4,225,431			13,551		10,944,544
Utilities	3,814,046		3,892,032			– 0	–	7,706,078
Investment Companies	42,733,048		– 0	–		– 0	–	42,733,048
Corporates - Non-Investment Grade	– 0	–	39,325,211			234,596	(a)	39,559,807
Governments - Treasuries	– 0	–	14,315,717			– 0	–	14,315,717
Corporates - Investment Grade	– 0	–	13,337,134			– 0	–	13,337,134
Emerging Markets - Sovereigns	– 0	–	12,230,216			– 0	–	12,230,216
Inflation-Linked Securities	– 0	–	7,581,565			– 0	–	7,581,565
Collateralized Mortgage Obligations	– 0	–	6,718,971			91,325		6,810,296
Emerging Markets - Treasuries	– 0	–	6,471,267			– 0	–	6,471,267
Emerging Markets - Corporate Bonds	– 0	–	6,306,760			42,469		6,349,229
Bank Loans	– 0	–	3,555,830			339,953		3,895,783
Asset-Backed Securities	– 0	–	241,094			844,605		1,085,699
Commercial Mortgage-Backed Securities	– 0	–	– 0	–		800,845		800,845
Collateralized Loan Obligations	– 0	–	– 0	–		552,305		552,305
Local Governments - Regional Bonds	– 0	–	237,825			– 0	–	237,825
Local Governments - US Municipal Bonds	– 0	–	231,422			– 0	–	231,422
Options Purchased - Puts	– 0	–	176,171			– 0	–	176,171
Preferred Stocks	51,233		865			– 0	–	52,098
Warrants	36,983		– 0	–		7,078		44,061
Quasi-Sovereigns	– 0	–	40,530			– 0	–	40,530
Mortgage Pass-Throughs	– 0	–	171			– 0	–	171
Short-Term Investments:
Investment Companies	74,625,194		– 0	–		– 0	–	74,625,194
Governments - Treasuries	– 0	–	74,189,255			– 0	–	74,189,255
U.S. Treasury Bills	– 0	–	1,991,603			– 0	–	1,991,603
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,362,413		– 0	–		– 0	–	7,362,413

Total Investments in Securities	413,911,265		283,756,003			3,166,833		700,834,101
Other Financial Instruments (b):
Assets:
Futures	5,608,821		649,074			– 0	–	6,257,895
Forward Currency Exchange Contracts	– 0	–	6,346,761			– 0	–	6,346,761
Centrally Cleared Credit Default Swaps	– 0	–	3,018,952			– 0	–	3,018,952
Centrally Cleared Interest Rate Swaps	– 0	–	1,834,728			– 0	–	1,834,728
Credit Default Swaps	– 0	–	12,003			– 0	–	12,003
Total Return Swaps	– 0	–	5,143,136			– 0	–	5,143,136
Variance Swaps	– 0	–	935,677			– 0	–	935,677
Liabilities:
Futures	(3,548,099)		(435,954)			– 0	–	(3,984,053)
Forward Currency Exchange Contracts	– 0	–	(6,385,434)			– 0	–	(6,385,434)
Currency Options Written	– 0	–	(226,415)			– 0	–	(226,415)
Centrally Cleared Credit Default Swaps	– 0	–	(997,910)			– 0	–	(997,910)
Centrally Cleared Interest Rate Swaps	– 0	–	(639,273)			– 0	–	(639,273)
Credit Default Swaps	– 0	–	(1,659,300)			– 0	–	(1,659,300)
Total Return Swaps	– 0	–	(8,161,617)			– 0	–	(8,161,617)
Variance Swaps	– 0	–	(233,818)			– 0	–	(233,818)

Total	$415,971,987		$282,956,613			$3,166,833		$702,095,433

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A Summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2019 is as follows:

											Distributions
Affiliated Issuer	Market Value 8/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 5/31/19 (000)			Dividend Income (000)			Realized Gains (000)
AB Cap Fund, Inc. - AB All Market Alternative Return Portfolio	$125,226	$4,000	$126,887	$(16,942)		$14,603		$	– 0	–	$	– 0	–	$	– 0	–
Government Money Market Portfolio	56,111	318,299	299,785	– 0	–	– 0	–		74,625			613			– 0	–
Government Money Market Portfolio*	8,545	82,086	83,269	– 0	–	– 0	–		7,362			84			– 0	–

Total	$189,882	$404,385	$509,941	$(16,942)		$14,603			$81,987			$697		$	– 0	–

*	Investments of cash collateral for securities lending transactions